As filed with the Securities and Exchange Commission on February 28, 2001

                                Securities Act Registration No. 333-76293
                         Investment Company Act Registration No. 811-9291


           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
                    Pre-Effective Amendment No. _____               [ ]
                    Post-Effective Amendment No. 1                  [X]

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                    Amendment No. 1                                 [X]

                 BEARGUARD FUNDS, INC.
  (Exact Name of Registrant as Specified in Charter)

            985 University Avenue, Suite 26
              Los Gatos, California 95032
  (Address of Principal Executive Offices)(Zip Code)

  Registrant's Telephone Number, including Area Code:  (408) 399-9200

                   Paul L. McEntire
             Skye Investment Advisors llc
            985 University Avenue, Suite 26
              Los Gatos, California 95032
        (Name and Address of Agent for Service)

                      Copies to:

                   Susan M. Hoaglund
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

      It  is  proposed  that this  filing  will  become
effective (check appropriate box):
     [X]   immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ]   on (date) pursuant to paragraph (b) of Rule 485
     [ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485

                                        Filed Pursuant to Rule 485
                                      Registration Nos:  333-76293
                                                          811-9291




        Prospectus
        dated February 28, 2001




                         Bearguard Funds, Inc.

                             BEARGUARD FUND

                              P.O. Box 701
                    Milwaukee, Wisconsin  53201-0701
                             1-888-288-2880
                         www.bearguardfund.com


            The investment objective of the Bearguard Fund (the "Fund") is capital appreciation. The Fund engages in short sales of common stocks and other equity securities of companies that the Fund's investment adviser, Skye Investment Advisors LLC (the "Adviser"), believes are overvalued.

            This   Prospectus  contains  information  you   should
        consider before you invest in the Fund. Please read it carefully and keep it for future reference.

            Effective January 5, 2001, investors were no longer permitted to purchase shares of the Fund, subject to the following limited exception. Until the proxy statement and proxy were mailed to shareholders, existing shareholders were permitted to continue to reinvest dividends and distributions in additional shares of the Fund. Effective February 28, 2001, this exception is no longer available. The Fund is closed to all investments.


                          ____________________

        The Securities and Exchange Commission (the "SEC") has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                   TABLE OF CONTENTS
                                                             Page No.

RISK/RETURN SUMMARY                                                 1

PERFORMANCE INFORMATION                                             3

FEES AND EXPENSES OF THE FUND                                       4

INVESTMENT OBJECTIVE                                                5

HOW THE FUND INVESTS                                                5

FUND MANAGEMENT                                                     8

HOW TO PURCHASE SHARES                                              9

HOW TO REDEEM SHARES                                               10

VALUATION OF FUND SHARES                                           11

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT           11

FINANCIAL HIGHLIGHTS INFORMATION                                   13



             _____________________________

     In  deciding  whether to invest in the  Fund,  you
should  rely only on information in this Prospectus  or
the  Statement of Additional Information  (the  "SAI").
The   Fund   has  not  authorized  others  to   provide
additional information. The Fund does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

                 RISK/RETURN SUMMARY

What are the goals of the Fund?

     The Fund's goal is capital appreciation.  The
Fund's goal is sometimes referred to as the Fund's investment objective. The Fund cannot guarantee that it will achieve its investment goal.

What are the Fund's principal investment strategies?

     The Fund attempts to achieve its goal by engaging in short sales of securities that the Adviser believes will decrease in value. In determining which stocks to short, the Adviser focuses on a company's fundamentals and selects those companies whose stock price it believes to be unrealistic when compared to its earnings growth rate. A short sale is a transaction in which the Fund sells a security it does not own. A short sale will result in profits or losses to the Fund based on the price of the stock when the short sale was entered into compared to the price when the short position is closed out and after deducting transaction and carrying costs. The Fund will primarily engage in short sales of mid- to large-cap domestic common stocks. The Fund also invests in U.S. government and investment grade corporate notes, bonds and other investment grade money market instruments to collateralize or "cover" its short positions. These debt securities will have an average maturity of three years or less.

What are the main risks of investing in the Fund?

     The main risks of investing in the Fund are:

     *    Reverse Stock Market Risk:  The Fund is subject to stock market risks and significant fluctuations in
                                      value.  However, this risk is opposite
                                      of a typical stock mutual fund, because
                                      the Fund's short investments may
                                      increase in value when the stock market
                                      decreases in value.  Similarly, if the
                                      stock market significantly
                                      increases in value, the Fund may
                                      significantly decrease in value.
                                      Increases or decreases in value of
                                      stocks are generally greater than for
                                      bonds or other debt securities.

     *    Stock Selection/Management  The Adviser's short selling strategy
          Risk:                       may fail to produce the intended
                                      result.  The stocks the Adviser
                                      determines to sell short may increase
                                      in value or not decrease in value when
                                      the stock market in general is
                                      declining.  Accordingly, if the Adviser
                                      is incorrect in determining which
                                      stocks to sell short, the Fund is likely to experience a loss on the transaction.

     *    Short Selling Risks:        Short selling is speculative and
                                      involves greater risks than investing
                                      in stocks.  Therefore, an investment in
                                      the Fund may be more volatile than
                                      investments in many other mutual funds.
                                      Because short sales require the Fund to
                                      deliver the stock involved in the short
                                      sale at a price determined at the time
                                      the transaction was originally entered
                                      into, later increases in the price of
                                      such stock could result in significant
                                      losses to the Fund.  Unlike stock
                                      investments, these losses could be
                                      significantly larger than the Fund's
                                      original investment in the transaction,
                                      could be potentially unlimited and may
                                      result from general market forces,
                                      such as a lack of stock available for
                                      short sellers to borrow for delivery,
                                      or improving conditions with a company.
                                      In addition, to replace the borrowed
                                      stock, the Fund may be required to pay
                                      a premium, which would increase the
                                      cost of the stock sold.  A broker or
                                      other lender may request that the
                                      borrowed stock be returned on short
                                      notice, and if that occurs at a time
                                      when other short sellers of that
                                      security are receiving similar
                                      requests, a "short squeeze" can occur
                                      resulting in significant increases in
                                      the market price of a stock.  As a
                                      result, the Fund may be required to
                                      replace the stock sold short, with
                                      purchases on the open market at prices
                                      significantly greater than those at
                                      which the securities were sold short.
                                      In addition,
                                      occasionally a stock may have
                                      significant increases in value
                                      immediately upon the stock market
                                      opening, which can result in
                                      significant losses to short sellers,
                                      including the Fund.  The Fund may find
                                      it difficult to establish new short
                                      positions when in declining markets due
                                      to regulatory restrictions.

     *    Segregation Risk:           As a result of the Fund's short selling
                                      investment strategy, the Fund will set
                                      aside in a segregated account a
                                      significant portion of its assets in
                                      liquid securities to collateralize or
                                      "cover" its short positions.  These
                                      assets may not be sold while the
                                      corresponding short position is open
                                      unless they are replaced by similar
                                      assets.  Accordingly, the segregation
                                      of a large portion of the Fund's assets
                                      to collateralize or "cover" its short
                                      positions could impede portfolio
                                      management or the Fund's ability to
                                      meet redemption requests or other
                                      current obligations, including margin
                                      calls, without liquidating short
                                      positions.  If the Fund is required
                                      to liquidate short positions to meet
                                      redemption requests, this may result in
                                      additional costs to the Fund and may
                                      lower the Fund's performance.

     *    Mid-Cap Risks:              Medium capitalization companies may
                                      not have the size, resources or other
                                      assets of large capitalization
                                      companies.  As a result, medium
                                      capitalization companies may have a
                                      lack of depth in management, limited
                                      product lines, a lack of capital to
                                      support growth and development and
                                      limited revenues. Medium capitalization companies often have narrower markets than larger capitalization companies and the stocks of medium capitalization companies may be less liquid as a result. Medium capitalization companies may be subject to greater market risks and fluctuations in value than larger capitalization companies and may not correspond to changes in value of the stock market in general.

     *    Debt Securities Risks:      The Fund invests in debt securities to
                                      cover its short positions.  Debt
                                      securities are subject to interest rate
                                      risk.  If interest rates increase, the
                                      value of debt securities generally
                                      decrease.  Similarly, if interest rates
                                      decrease, the value of debt securities
                                      generally increase.  As the maturity of
                                      a debt security lengthens, these
                                      fluctuations in value based on interest
                                      rate changes increase.  Because the
                                      Fund holds debt securities to cover its
                                      short positions, shares in the Fund may
                                      fluctuate based on interest rate changes in addition to changes in the value of securities sold short. In addition, the value of debt securities is subject to changes in the credit quality of the issuer.

     *    High Costs/                 Because of the transaction costs
          Tax Effects:                associated with short selling, such as
                                      dividends paid on stocks sold short to
                                      the broker or other institution that
                                      lent the stock or turnover of portfolio
                                      securities, the Fund may have higher
                                      costs than other equity funds.  In
                                      addition, profitable short sales will
                                      generally be taxable as short-term
                                      capital gains to Fund shareholders
                                      which are taxed at a higher rate than
                                      long-term capital gains.  Accordingly,
                                      the Fund's investment strategy is not
                                      tax efficient.

     *    New Fund Risks:             The Fund has no operating history.  The
                                      Adviser's short selling investment
                                      strategy has not been previously
                                      implemented in a mutual fund managed by
                                      the Adviser.  The Fund's portfolio
                                      manager has not previously managed a
                                      mutual fund.

     You should be aware that you may lose money by investing in the Fund. Because of the Fund's primary focus on short selling, you should not consider it a complete investment program for the equity portion of your portfolio.

Is the Fund an appropriate investment for me?

     The Fund is suitable for long-term investors only.
The Fund is not a short-term investment vehicle.  The
Fund is subject to a high degree of volatility and risk. The Fund is not suitable as a single investment for conservative investors, for investors seeking preservation of capital, for income investors or for investors who are only willing to accept a moderate degree of risk. An investment in the Fund may be appropriate if:

     *    your goal is capital appreciation;

     *    you want to hedge your long equity positions;

     * you want to allocate some portion of your long-term investments to short selling; and

     * you are willing to accept potentially significant short-term to intermediate-term fluctuations in value of the Fund's shares and/or possible loss of principal.

             PERFORMANCE INFORMATION

     The following bar chart and table reflect the Fund's annual return and long-term performance. The bar chart and table illustrate the risks of investing in the Fund by demonstrating the variability in the Fund's total return. As with all investments, past performance is not a guarantee of future results. The bar chart shows calendar year total returns for the Investor Class Shares. Total return assumes the reinvestment of all dividends and capital gains.

[INSERT the bar chart]

Investor Class
Calendar Year Total Return

2000
----

26.06%



                    Best and Worst Quarterly Performance
Investor Class Shares Best Quarter      Investor Class Shares Worst Quarter
              21.29%                                  (2.13%)

     The table below compares the Fund's average annual total return to that of a broad-based measure of market performance. Returns for both Investor Class and Institutional Class are shown for the one-year period ended December 31, 2000 and since inception of the Fund on November 1, 1999. Please note, investment returns and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the price you paid.

                       Average Annual Total Returns
Fund/Index            One-Year              Since Inception

Investor Class        26.06%                10.36%
Institutional Class   26.19%                10.57%
S&P 500R Index*       ( 9.10%)              ( 1.79%)
Nasdaq 100 Index**    (36.84%)              (11.21%)

* The S&P 500R Index is a broad-based, unmanaged index composite that represents the average performance of a group of 500 widely-held, publicly-traded stocks.

** The Nasdaq 100 Index is a modified capitalization-weighted index representing 100 of the largest non-financial companies traded on The Nasdaq Stock Market.
The Nasdaq 100 Index reflects the Nasdaq's largest companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

           FEES AND EXPENSES OF THE FUND

Expense Table

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                   Investor     Institutional
                                                    Class           Class

Shareholder Fees (fees paid directly from
 your investment)
  Maximum Sales Charge (Load) Imposed on Purchases  None            None
  Maximum Deferred Sales Charge (Load)              None            None
  Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends                             None            None
  Redemption Fee                                    None            None
  Exchange Fee                                      None            None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

  Management Fees                                  1.25%           1.25%
  Distribution and Service (12b-1) Fees            0.25%(2)        0.00%
  Other Expenses                                  18.80%          18.80%
                                                  ------          ------
  Total Annual Fund Operating Expenses(3)         20.30%          20.05%


(1) Fund operating expenses are deducted from Fund assets before computing the daily share price or making distributions. As a result, they will not appear on your account statement, but instead reduce the amount of total return you receive.

(2) Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and could cost long-term investors of the Investor Class more than other types of sales charges. For more information, see "Distribution and Shareholder
    Servicing Plan."

(3) Pursuant to the Investment Advisory Agreement between the Adviser and the Fund, the Adviser contractually agreed to waive its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the total annual operating expenses do not exceed 2.75% of the Investor Class's average net assets and 2.50% of the Institutional Class's average net assets until October 31, 2000. The actual expenses and reimbursements for the fiscal year ended October
    31, 2000, were as follows:

                                       Investor Class    Institutional Class
   Fee Waiver/Expense Reimbursement        17.55%               17.55%
   Net Expenses                             2.75%                2.50%

  After October 31, 2000, the total operating expense limitations may be terminated or revised at any time. "Other expenses" are presented before any such waivers or reimbursements. Any waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed, including initial organization costs of the Fund, to the extent actual fees and expenses for a period are less than the expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For additional information, see "Fund
  Management."

Distribution and Shareholder Servicing Plan

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended
(the "12b-1 Plan") with respect to the Investor Class, which authorizes it to pay the Distributor and certain financial intermediaries (such as broker-dealers) who assist in distributing Investor Class shares or who provide shareholder services to Investor Class shareholders a distribution and shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund attributable to the Investor Class (computed on an annual basis). To the extent expenses are incurred under the 12b-1 Plan, the 12b-1 Plan has the effect of increasing the expenses of the Investor Class from what they would otherwise be. Because Rule 12b-1 fees are paid out of the net assets of the Investor
Class on an on-going
basis, over time these fees will increase the cost of your investment and could cost long-term investors of Investor Class shares more than paying other types of sales charges. For additional information on the 12b-1
Plan, please see the SAI.

Expense Example

     The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
In addition, the Example assumes the reinvestment of dividends and distributions. Please note that the one year numbers are based on the Fund's net expenses because the Adviser agreed to waive its management fee and/or reimburse the Fund's expenses until October 31, 2000, as described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

                       1 Year       3 Years       5 Years      10 Years

Investor Class         $1,875       $4,808        $6,912       $9,924
Institutional Class    $1,854       $4,767        $6,869       $9,909

             INVESTMENT OBJECTIVE

     The Fund's investment objective is capital appreciation.

             HOW THE FUND INVESTS

The Fund Engages in Short Sales of Stock

     The Fund seeks to achieve its investment objective by engaging primarily in short sales of common stocks.
The Fund also invests in U.S. government and corporate notes and bonds to collateralize or "cover" its short positions. Because the Fund invests in debt securities to collateralize or "cover" its short positions, the Fund expects to generate income as a by-product of its investment strategy. A short sale is a transaction in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security from a broker or other institution to make delivery to the buyer. The Fund then incurs an obligation to replace the borrowed security to the broker or other institution at some time (typically unspecified) in the future. The Fund may close out a short position by purchasing the security at the market price at such time. The Fund also is obligated to pay dividends on securities sold short to the broker or other institution that lent the Fund the security, which results in additional costs to the Fund. The
Fund will realize profits or losses on the price of the stock at the time the short sale is entered into when compared to the price when the short position is closed out. The stocks the Fund shorts will primarily be common stocks of companies that the Adviser believes are reasonably liquid. The Adviser makes this determination based on a company's market capitalization. The Fund generally shorts common stocks of companies with medium to large market capitalizations (companies with a market capitalization of at least $1.0 billion). Of the 70% to 90% of the Fund's net assets representing short positions, the Fund will invest at least 90% of those assets in companies with a market capitalization of at least
$1.0 billion. In monitoring the liquidity of the Fund's securities, the Adviser also considers the percentage of the Fund's net assets committed to short positions, the percentage of the issuer's securities shorted by the Fund and others and the Fund's cash inflows and outflows. The Adviser will pursue its short sales through a diversified portfolio of short positions and will not enter into a single short position exceeding 5% of its net assets. In addition, the Fund will have short positions across diverse industry sectors and will not establish a short position if more than 15% of the Fund's total assets would be invested in companies in the same industry.

The Fund Follows a Value Approach

     The Adviser generally follows a value approach to investing for the Fund. Because the Fund tries to achieve its investment objective through short sales, the Fund will implement the value approach by focusing on securities of companies that the Adviser believes are overvalued relative to their intrinsic worth and possess certain characteristics that the Adviser believes will lead to a lower market price over time.
In identifying short positions for the Fund, the Adviser focuses on a company's fundamentals and selects those securities that the Adviser believes are expensive relative to their fundamentals and have an above average chance of declining in value. In implementing the value approach, the Adviser examines a company's financial statements, its debt structure and interest burden, its price relative to its earnings and sales, and its operating margins and cash flow. The Adviser seeks companies whose price-to-earnings ratio is greater than its growth rate of earnings, whose cash flow is negative and whose management has made claims the Adviser believes to be unrealistic or exaggerated. Because of the Fund's focus on short selling, you should not consider it a complete investment program for the equity portion of your portfolio.

Securities Sold Short

     Although the Fund is not required to invest a
specified percentage of its assets in short positions
at all times, under normal circumstances, the Fund
expects that 70% to 90% of the Fund's net assets will
represent short positions.   Short sales will primarily
be of mid- to large-cap domestic common stocks. Common stocks are units of ownership of a corporation. In pursuing its investment objective, the Fund may also short to a limited extent sponsored American Depositary
Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S.
dollars.

     All short sale positions will be fully
collateralized. The Fund will set aside in a segregated custodial account an amount of cash, U.S.
government securities or other liquid debt securities equal to the excess of the current market value, as calculated on a daily basis, of the securities sold short over the amount of collateral deposited with the broker or other institution in respect of the short sale (not including the proceeds of the short sale).
These assets may not be sold while the corresponding short position is open unless they are replaced by similar assets.

Risks of Short Selling

     Short selling is speculative and involves greater risks than investing in stocks. An investment in the Fund may be more volatile than investments in many other mutual funds. A short sale is profitable to the Fund if the price of the stock at the time it is closed out is less than at the time the short sale was entered into and after factoring in transaction costs
(including dividends paid on stocks sold short to the broker or other institution that lent the Fund the stock). Alternatively, if the price of the stock is greater at the time it is closed out than at the time of the short sale and after factoring in transaction costs (including dividends paid on stocks sold short to the broker or other institution that lent the Fund the stock), the transaction will result in a loss to the Fund. These losses could be significantly larger than losses resulting from stock investments. With stocks, a fund can only lose the amount of its original investment. With short positions, however, a fund's losses could be potentially unlimited due to general market forces, such as a lack of stock available for short sellers to borrow for delivery, or improving conditions with a company. For example, the Fund may be subject to "short squeeze" risk resulting in significant increases in the market price of a stock when the broker or other institution that lent the stock in question to the Fund demands the security when other short sellers of that same stock are receiving similar demands. As a result, the Fund may be required to replace securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. In addition, occasionally a stock may have significant increases in value immediately upon the stock market opening or after a halt in trading on the security, which can result in significant losses to short sellers, including the Fund. In addition, the Fund may find it difficult to establish new short positions when in declining markets due to regulatory restrictions.

     Short selling also involves stock selection, management and reverse stock market risk. Like a typical stock mutual fund, the Fund is subject to stock market risks and significant fluctuations in value.
However, this risk is opposite of a typical stock mutual fund, because the Fund's short investments may increase in value when the stock market decreases in value. Similarly, if the stock market significantly increases in value, the Fund may significantly decrease in value. Increases or decreases in value of stocks are generally greater than for bonds or other debt securities. In addition, the Adviser's short selling strategy may not produce the intended result. The stocks the Adviser determines to sell short may increase in value or not decrease in value when the stock market in general is declining. Accordingly, if the Adviser is incorrect in determining which stocks to sell short, the Fund is likely to experience a loss on the transaction.

     As a result of the Fund's short selling investment strategy, the Fund will set aside in a segregated account a significant portion of its assets in liquid securities to collateralize or "cover" its short positions. These assets may not be sold while the corresponding short position is open unless they are replaced by similar assets. Accordingly, the segregation of a large portion of the Fund's assets to collateralize or "cover" its short positions could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations, including margin calls, without liquidating short positions. If the Fund is required to liquidate short positions to meet redemption requests, this may result in additional costs to the Fund.

     Because of the transaction costs associated with short selling, such as brokerage fees and dividends paid on stocks sold short to the broker or other institution that lent the stock, the Fund may have higher expenses than other equity funds. In addition, to replace the borrowed stock, the Fund may be required to pay a premium, which would increase the cost of the security sold and may lower the Fund's performance.
You should be aware that the closing of a short sale that is profitable to the Fund will result in short-term capital gains to you. Gains will be realized only when the Fund closes a short sale and will remain unrealized until such time.

Debt Securities Held by the Fund

     The Fund also invests in investment grade U.S.
government and investment grade corporate notes and bonds to collateralize or "cover" its short positions.
Debt securities are obligations of the issuer to pay interest and repay principal. The Fund expects that its debt securities will have an average maturity of three years or less.

     Changes in market interest rates affect the value of debt securities. If interest rates increase, the value of debt securities generally decrease.
Similarly, if interest rates decrease, the value of debt securities generally increase. As the maturity of a debt security lengthens, these fluctuations in value based on interest rate changes increase. Because the Fund holds debt securities to cover its short positions, shares in the Fund may fluctuate based on interest rate changes in addition to changes in the value of securities sold short.

     Changes in the credit quality of the issuer also affect the value of debt securities. Lower-rated debt securities generally pay a higher interest rate.
Although the Fund primarily invests in investment grade debt securities, the value of these securities may decrease due to changes in ratings over time. For additional information regarding securities ratings, please see the SAI and the Appendix to the SAI.

     The Fund may invest in the following types of debt securities:

     * Corporate debt securities, including bonds, debentures and notes;

     *    U.S. government securities;

     * Commercial paper (including variable amount master demand notes); and

     * Bank obligations, such as certificates of deposit, banker's acceptances and time deposits of domestic and foreign banks, domestic savings association and their subsidiaries and branches (in amounts in excess of the current $100,000 per account insurance coverage provided by the Federal Deposit Insurance Corporation).

Derivatives Transactions

     Although not part of its principal investment
strategy, from time to time the Fund may also invest in
short positions through transactions other than short
sales of securities.  The Fund may purchase or sell put
options on securities and indices or stock index
futures when the Adviser believes that a particular
security or market index will decline in value and that
such investments would offer benefits to the Fund not
available through the short sale of a particular
security.  This could occur, for example, if the Fund
received large cash inflows and the Adviser desired to
take a short position generally pending investment in
individual short positions.  Futures are agreements for
the future sale by one person and purchase by another
person of a financial instrument, such as a stock
index, or its cash equivalent at a future date for a
set price.  A put option is a contract in which the
buyer pays a premium to the seller to obtain the right,
but not the obligation, to sell to the seller a
specific security at an agreed upon price at or before
a certain time.  A put option on an index generally
operates in the same manner as a put option on a
specific security, except that the buyer must deliver
cash rather than the underlying security to the buyer.
The buyer of an option generally benefits from
favorable movements in the price of the underlying
asset but is not exposed to corresponding losses due to
adverse movements in the value of the underlying asset.
The Fund may also write call options, which obligate
the Fund to sell a security at a set price upon
exercise.  This would generate premium income for the
Fund.   The Fund's use of options involves risks
different from, or greater than, the risks associated with investing directly in traditional securities, including liquidity risk, interest rate risk, market risk, credit risk and management risk. Options also involve the risk of mispricing or improper valuation and the risk that changes in the value of the option may not correlate perfectly with the underlying security or index. The Fund could lose more than the principal amount invested with certain options. In addition, suitable option transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions to reduce exposure to other risks when that would be beneficial.

Temporary, Defensive Strategies

     To respond to adverse market, economic, political or other conditions, on a temporary basis the Adviser may hold cash and/or invest all or a portion of the Fund's assets in money market instruments, which are short-term fixed income securities issued by private and governmental institutions. Because of the Fund's focus on short selling, adverse market conditions may include periods of rapid appreciation in the stock markets. Money market instruments include:

     *    Commercial paper;

     *    Short-term U.S. government securities;

     *    Banker's acceptances;

     *    Certificates of deposit;

     *    Time deposits; and

     *    Other short-term fixed income securities.

If these temporary, defensive strategies are used, it is impossible to predict when or for how long the Adviser may employ these strategies for the Fund. To the extent the Fund engages in this temporary, defensive strategy, the Fund may not achieve its investment objective. Pending investment or to pay redemption requests and expenses of the Fund, the Fund may also hold a portion of its assets in short-term money market securities and cash. See the Fund's SAI for additional information.

The Fund Has No Minimum Holding Period for its Investments

     The Fund has no minimum holding period for its investments. However, the Fund will typically hold a short position open for nine months to one year. The
Fund typically closes out a short position when the Adviser anticipates that the security is nearing its fair value. For example, the Fund will close out a short position when the company's price is consistent with its growth rate.

     The Fund will attempt to maximize investment returns. Potential tax consequences to Fund shareholders will be a secondary consideration.
Investors may realize taxable capital gains as a result of frequent trading of the Fund's assets and the Fund incurs transaction costs in connection with buying and selling securities. Tax and transaction costs lower the Fund's effective return for investors.

               FUND MANAGEMENT

Adviser

     Skye Investment Advisors LLC (the "Adviser") is the investment adviser to the Fund. The Fund has entered into an Investment Advisory Agreement with the Adviser under which the Adviser manages the Fund's investments and business affairs, subject to the supervision of the Fund's Board of Directors. The
Adviser is a California limited liability company located at 985 University Avenue, Suite 26, Los Gatos,
California 95032. The Adviser and its predecessor companies have been serving clients since 1985. As of February 1, 2001, the Adviser managed approximately
$11.9 million for individual and institutional clients.
Under the Investment Advisory Agreement, the Fund pays the Adviser an annual management fee of 1.25% of the Fund's average daily net assets attributable to each class of shares. The advisory fee is accrued daily and paid monthly. Pursuant to the Investment Agreement, the Adviser has contractually agreed to waive its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the total annual operating expenses do not exceed 2.75% of the Investor Class's average daily net assets and 2.50% of the Institutional Class's average daily net assets until October 31, 2000.
After such time, the Adviser may voluntarily waive all or a portion of its management fee and/or reimburse all or a portion of Fund operating expenses. The
Adviser will waive fees and/or reimburse expenses on a monthly basis and the Adviser will pay the Fund by reducing its fee. Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the Fund and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed. Any such waiver or reimbursement is subject to later adjustment during the term of the Investment Advisory Agreement to allow the Adviser to recoup amounts waived or reimbursed, including initial organization costs of the Fund, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

     Under the Investment Advisory Agreement, not only is the Adviser responsible for management of the Fund's assets, but also for portfolio transactions and brokerage.

Portfolio Manager

     Chairman and Managing Member of the Adviser since
1996, Paul L. McEntire graduated Phi Beta Kappa from
Stanford University in 1965 with a Bachelor of Science degree in mathematics. Mr. McEntire received a Master of Science in mathematics from the State University of New York at Buffalo in 1972 and a PhD in Engineering-
Economic Systems from Stanford University in 1982.
Since 1989, Mr. McEntire has served as Chairman and chief executive officer of Skye Investments, Inc., the predecessor of the Adviser. From 1994 to 1997, Mr.
McEntire was a broker with Brookstreet Securities
Corporation in Irvine, California, and from 1993 to 1994, Mr. McEntire was a broker with PaineWebber, Inc.
in Menlo Park, California. Mr. McEntire was President and chief executive officer of Skye Investment
Advisors, Inc. from 1985 to 1988.

Custodian

     Firstar Bank, N.A. ("Firstar Bank"), 777 East
Wisconsin Avenue, Milwaukee, Wisconsin 53202, acts as custodian of the Fund's assets.

Transfer Agent and Administrator

     Firstar Mutual Fund Services, LLC ("Firstar")
Third Floor, 615 East Michigan Street, Milwaukee,
Wisconsin, 53202, acts as transfer agent and dividend-disbursing agent for the Fund (the "Transfer Agent") and as the Fund's administrator.

Distributor

     Rafferty Capital Markets, Inc., 1311 Mamaroneck
Avenue, White Plains, New York 10605, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., acts as distributor of the Fund's shares (the "Distributor").

             HOW TO PURCHASE SHARES

    Please be advised that on December 28, 2000, the Board of Directors of the Bearguard Funds, Inc.
unanimously consented, subject to approval by shareholders, to liquidate and dissolve the Bearguard
Funds, Inc and its sole series, the Bearguard Fund. A proxy statement and proxy is being mailed to shareholders of the Fund seeking their vote in connection with the liquidation and dissolution of the Fund.

    Effective January 5, 2001, investors were no longer permitted to purchase shares of the Fund, subject to the following limited exception. Until the proxy statement and proxy were mailed to shareholders, existing shareholders were permitted to continue to reinvest dividends and distributions in additional shares of the Fund. Effective February 28, 2001, this exception is no longer available. The Fund is closed to all investments.

             HOW TO REDEEM SHARES

In General

     You may request redemption of part or all of your Fund shares at any time at the next determined net asset value. See "Valuation of Fund Shares." No redemption request will become effective until a redemption request is received in proper form (as described below) by the Transfer Agent. You should contact the Transfer Agent for further information on documentation required for redemption of Fund shares.
The Fund normally will mail your redemption proceeds the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, if you make a purchase by check, the Fund may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared, which may take up to 12 days.
Redemptions may be made by written request, telephone or wire.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by the Fund of the broker or dealer's instruction to redeem shares.
Some brokers or dealers may charge a fee in connection with such redemptions.

     Your account may be terminated by the Fund on not less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $2,000 for Investor Class investors or below $100,000 for Institutional Class investors. Upon any such termination, a check for the proceeds of redemption will be sent to you within seven days of the redemption.

Written Redemption

     For most redemption requests, you need only furnish a written, unconditional request to redeem your shares at net asset value to the Transfer Agent:

By Mail                             By Overnight Courier
Firstar Mutual Fund Services, LLC   Firstar Mutual Fund Services, LLC
P.O. Box 701                        Third Floor
Milwaukee, Wisconsin 53201-0701     615 East Michigan Street
                                    Milwaukee, Wisconsin 53202

To be in proper form, requests for redemption must (i) be signed exactly as the shares are registered, including the signature of each owner, and (ii) specify the number of shares or dollar amount to be redeemed.
Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer
Agent will charge a $15.00 service fee for wire transactions. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. The
Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.
Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box of redemption requests does not constitute receipt by the Transfer Agent or the Fund. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

Telephone Redemption

     You may also redeem your shares by calling the Transfer Agent at 1-888-288-2880. Redemption requests by telephone are available for redemptions of $1,000 or more. Redemption requests for less than $1,000 must be in writing. In order to utilize this procedure, you must have previously elected this option on your shareholder application and the redemption proceeds must be mailed directly to you or transmitted to your predesignated account via wire or ACH transfer. Funds sent via ACH are automatically credited to your account within three business days. There is currently no charge for this service. To change the designated account, send a written request with signature(s) guaranteed to the Transfer Agent. To change the address, call the Transfer Agent or send a written request with signature(s) guaranteed to the Transfer
Agent. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. No telephone redemption requests will be allowed within 15 days of any address change. The Fund reserves the right to limit the number of telephone redemptions you may make.
You may not modify or cancel a telephone redemption request.

     The Transfer Agent will use reasonable procedures to ensure that instructions received by telephone are genuine. These procedures may include requiring some form of personal identification prior to acting upon telephone instructions, recording telephonic transactions and/or sending written confirmation of such transactions to you. Assuming procedures such as the above have been followed, neither the Fund nor the Transfer Agent will be liable for any loss, cost or expense for acting upon your telephone instructions or for any unauthorized telephone redemption. The Fund reserves the right to refuse a telephone redemption request if so advised.

Redeeming Shares Through Financial Intermediaries

     If you redeem shares through a financial intermediary (such as a broker-dealer), such financial intermediary may charge you transaction fees for their services. You will not be charged such fees if you redeem your Fund shares directly through the Fund without the intervention of a financial intermediary.

Systematic Withdrawal Plan

     The Systematic Withdrawal Plan ("SWP") allows
Investor Class investors to make automatic withdrawals from their accounts at regular intervals. Redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to make a SWP payment, the remaining amount will be redeemed and the SWP will be terminated. Please see the SAI for more information.

Signature Guarantees

     Signature guarantees are required for:

     * redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares;

     * redemption requests to be mailed or wired to other than the address that appears of record; and

     * any redemption request if a change of address has been received by the Fund or the Transfer Agent within the last 15 days.

A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, saving associations, credit unions, brokerage firms and others. Please note that a notary public stamp or seal is not acceptable.

Redemption in Kind

     The Fund has reserved the right to redeem in kind
(i.e., in securities positions) any redemption request during any 90-day period in excess of the lesser of:
(i) $250,000 or (ii) 1% of the net asset value of the class of shares being redeemed. Please see the SAI for more information.

            VALUATION OF FUND SHARES

     Net asset value for the Fund is calculated by taking the value of the Fund's total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. The net asset value per share is determined as of the close of trading (generally 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for business. Net asset value is not determined on days the NYSE is closed.
The price at which a purchase order or redemption request is effected is based on the next calculation of net asset value after the order is placed. In determining net asset value, expenses are accrued and applied daily and investments for which market quotations are readily available are valued at market value. Any investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Fund or its delegate.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

     For federal income tax purposes, all dividends paid by the Fund and distributions of net realized short-term capital gains are taxable as ordinary income whether reinvested or received in cash unless you are exempt from taxation or entitled to a tax deferral.
Distributions paid by a Fund from net realized long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as a capital gain. The capital gain holding period (and the applicable tax rate) is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Fund. For short sales, the Fund's holding period is determined by reference to the period the Fund has held the security delivered at the time of closing out the short sale.
Since the Fund engages in short sales without owning the underlying security during the investment period, the Fund anticipates that substantially all of its capital gains distributions from short sales will be short-term capital gains. Accordingly, the Fund's investment strategy is not tax efficient because your capital gains will generally be taxable as ordinary income. Investors are informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes.
If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

     The Fund intends to pay dividends and distribute capital gains, if any, at least annually. When a dividend or capital gain is distributed, the Fund's net asset value decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. All dividends and capital gains distributions will automatically be reinvested in additional Fund shares at the then prevailing net asset value unless you specifically request that either dividends or capital gains or both be paid in cash. You may change an election by telephone, subject to certain limitations, by calling the Transfer Agent at 1-888-288-2880.

     If you request to have dividends and/or capital gains paid in cash, you may choose to have such amounts mailed or sent via electronic funds transfer ("EFT").
Transfers via EFT generally take up to three business days to reach the investor's bank account.

     If you elect to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund.

     If you do not furnish the Fund with your correct social security number or taxpayer identification number, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.

     This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state or local tax considerations applicable to you. You are urged to consult your own tax advisor.

FINANCIAL HIGHLIGHTS INFORMATION

The Financial Highlights Table is intended to help you understand the Fund's financial performance since it began operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements are included in the annual report, which is available upon request.

                                   Institutional Class     Investor Class
                                    November 1, 1999 (1)  November 1, 1999 (1)
                                         Through               Through
                                    October 31, 2000      October 31, 2000
Per Share Data:
Net asset value, beginning of period     $10.00                $10.00
Income from investment operations
   Net investment income (2)               0.54 (3)              0.52 (3)
   Net realized and unrealized
    (losses) on investments               (0.69)                (0.69)
                                          ------                ------
Total from investment operations          (0.15)                (0.17)
                                          ------                ------
Net asset value, end of period            $9.85                 $9.83
                                          ======                ======
Total return                              -1.50%                -1.70%

SUPPLEMENTAL DATA AND RATIOS
Net Assets, End of Period              $869,917              $471,631
Ratio of operating expenses to
 average net assets (4)(5)                 2.50%                 2.57%
Ratio of dividends on short
 positions to average net assests          0.32%                 0.32%
Ratio of net investment income to
 average net assets (5)                    5.88%                 5.81%
Portfolio turnover rate (6)                   0%                    0%

(1)  Commencement of operations.
(2) Net investment income before dividends on short positions for the Institutional and Investor Class shares for the period ended October 31, 2000 was $0.57 and $0.55, respectively.
(3) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4) The operating expense ratio excludes dividends on short positions. The ratio including dividends on short positions for the period ended October 31, 2000 was 2.82% for the Institutional Class and 2.89% for the Investor Class.
(5) Without expense waivers and reimbursements for the period ended October 31, 2000, of $153,710 for the Institutional Class and $52,092 for the Investor Class, the ratio of operating expense to average net assets would have been 20.05% for the Institutional Class and 20.12% for the Investor Class and the ratio of net investment income to average net assets would have been (11.67%) and (11.74%), respectively.
(6) The portfolio turnover ratio excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

DIRECTORS                               CUSTODIAN

Paul L. McEntire, Chairman              Firstar Bank, N.A.
Robert E. Larson                        777 East Wisconsin Avenue
Robert W. Lishman, Jr.                  Milwaukee, Wisconsin  53202
Thomas M. Cover
Charles D. Feinstein                    ADMINISTRATOR, TRANSFER AGENT
David G. Luenberger                     AND DIVIDEND-DISBURSING AGENT
Edward C. Murphy
                                        Firstar Mutual Fund Services, LLC
PRINCIPAL OFFICERS                      Third Floor
                                        615 East Michigan Street
Paul L. McEntire, President             Milwaukee, Wisconsin  53202
Thomas F. Burns, Jr., Treasurer and
 Secretary                              INDEPENDENT ACCOUNTANTS

INVESTMENT ADVISER                      PricewaterhouseCoopers LLP
Skye Investment Advisors LLC            100 East Wisconsin Avenue, Suite 1500
985 University Avenue, Suite 26         Milwaukee, Wisconsin  53202
Los Gatos, California  95032
                                        LEGAL COUNSEL
DISTRIBUTOR
                                        Godfrey & Kahn, S.C.
Rafferty Capital Markets, Inc.          780 North Water Street
1311 Mamaroneck Avenue                  Milwaukee, Wisconsin  53202
White Plains, New York 10605


     The SAI for the Fund contains additional information about the Fund. The Fund's SAI, which is incorporated by reference into this Prospectus, is available without charge upon request to the address, toll-free telephone number or website noted on the cover page of this Prospectus. The SAI may also be obtained from certain financial intermediaries, including the Fund's Distributor, who purchase and sell
Fund shares. Shareholder inquiries and requests for other information about the Fund can be directed to the Fund at the address and toll-free telephone number, or website on the cover page of this Prospectus.

     Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C.  Please call the SEC at
1-202-942-8090 for information relating to the operation of the Public Reference Room. Other information about the Fund is available on the EDGAR
Database on SEC's Internet site at http://www.sec.gov or upon payment of a duplicating fee, by e-mailing or by writing the Public Reference Room of the SEC at publicinfo@sec.gov or Washington, D.C. 20549-0102.

The Fund's 1940 Act File Number is 811-9291.

                                             Exhibit J

         CONSENT OF INDEPENDENT ACCOUNTANTS



We hereby consent to the incorporation by reference in this Registration Statement on Form N-1A of our report dated January 3, 2001, relating to the financial statements and financial highlights which appear in the October 31, 2000 Annual Report to Shareholders of the
Bearguard Fund (constituting the Bearguard Funds,
Inc.), which is also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial
Highlights Information" and "Independent Accountants" in such Registration Statement.




/s/ PricewaterhouseCoopers LLP




Milwaukee, Wisconsin
February 28, 2001

                                             Exhibit P

                 CODE OF ETHICS

             For Access Persons of
             BEARGUARD FUNDS, INC.
                      and
          SKYE INVESTMENT ADVISORS LLC

        Effective as of October 28, 1999.


I.   DEFINITIONS

     A. "Access person" means any director, officer or advisory person of the Company or the Adviser.

     B. "Act" means the Investment Company Act of 1940, as amended.

     C.   "Adviser" means Skye Investment Advisors LLC.

     D. "Advisory person" means any employee of the Company or the Adviser (or of any company in a control relationship to the Company or the Adviser) who, in connection with his or her regular functions or duties, makes, participates in or obtains information regarding the purchase or sale of a security by the Company or whose functions relate to the making of any recommendation with respect to such purchases or sales concerning recommendations made to the Company with regard to the purchase or sale of a security.

     E. A security is "being considered for purchase or sale" when a recommendation to purchase or sell a security has been made and communicated and, with respect to the person making the recommendation, when such person seriously considers making such a recommendation.

     F. "Beneficial ownership" shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of Section 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations promulgated thereunder, except that the determination of direct or indirect beneficial ownership shall apply to all securities which an access person has or acquires. As a general matter, "beneficial ownership" will be attributed to an access person in all instances where the person (i) possesses the ability to purchase or sell the security (or the ability to direct the disposition of the security); (ii) possesses the voting power (including the power to vote or to direct the voting) over such security; or (iii) receives any benefits substantially equivalent to those of ownership.

     Although the following is not an exhaustive list, a person generally would be regarded to be the beneficial owner of the following:

               (i)    securities held in the person's own name;

               (ii) securities held with another in joint tenancy, as tenants in common, or in other joint ownership arrangements;

               (iii) securities held by a bank or broker as a nominee or custodian on such person's behalf or pledged as collateral for a loan;

               (iv) securities held by members of the person's immediate family sharing the same household ("immediate family" means any child, stepchild, grandchild, parent, stepparent, grandparent, spouse, sibling, mother-in-law, father-in-law, son-in-law, daughter-in-law, brother-in-law or sister-in-law, including adoptive relationships);

               (v) securities held by a relative not residing in the person's home if the person is a custodian, guardian, or otherwise has controlling influence over the purchase, sale, or voting of such securities;

               (vi) securities held by a trust for which the person serves as a trustee and in which the person has a pecuniary interest (including pecuniary interests by virtue of performance fees and by virtue of holdings by the person's immediate family);

               (vii)  securities held by a trust in which the
                      person is a beneficiary and has or shares the power to make purchase or sale decisions;

               (viii) securities held by a general partnership or
                      limited partnership in which the person is a general partner; and

               (ix) securities owned by a corporation which is directly or indirectly controlled by, or under common control with, such person.

     Any uncertainty as to whether an access person beneficially owns a security should be brought to the attention of the Compliance Officer. Such questions will be resolved in accordance with, and this definition is subject to, the definition of "beneficial owner" found in Rules 16a-1(a)(2) and (5) promulgated under the Exchange Act.

     G.   "Company" means Bearguard Funds, Inc.

     H. "Compliance Officer" means the person designated from time to time by the Adviser, and shall initially be Tom Burns.

     I. "Control" shall have the same meaning as that set forth in Section 2(a)(9) of the Act. As a general matter, "control" means the power to exercise a controlling influence. The "power to exercise a controlling influence" is intended to include situations where there is less than absolute and complete domination and includes not only the active exercise of power, but also the latent existence of power. Anyone who beneficially owns, either directly or through one or more controlled entities, more than 25% of the voting securities of an entity shall be presumed to control such entity.

     J. "Disinterested director" means a director of the Company who is not an "interested person" of the Company within the meaning of Section 2(a)(19) of the Act.

     K. "Fund" means any series of the Company, including the Bearguard Fund.

     L. "Portfolio manager" means an access person with direct responsibility and authority to make investment decisions for a Fund.

     M. "Purchase or sale of a security" includes, among other things, the writing of an option to purchase or sell a security.

     N. "Restricted List" means a list of securities that may be maintained from time to time by the Compliance Officer. The Restricted List will consist of such securities, if any, as from time to time are deemed to present particular issues with respect to ownership by Access Persons, such as receipt by the Adviser or the Company of material, non-public information or are otherwise deemed inappropriate for ownership by Access Persons.

     O.   "Security" shall have the meaning set forth in
          Section 2(a)(36) of the Act and shall include: common stocks, preferred stocks, and debt securities; options on and warrants to purchase common stocks, preferred stocks or debt securities; and shares of closed-end investment companies and Related Securities. "Related Securities" are instruments and securities that are related to, but not the same as, a security. For example, a Related Security may be convertible into a security, or give its holder the right to purchase the security. The term "Security" also includes private investments, including oil and gas ventures, real estate syndicates and other investments which are not publicly traded. It shall not include shares of registered open-end investment companies, securities issued by the Government of the United States, short-term debt securities which are "government securities" within the meaning of Section 2(a)(16) of the Act, bankers' acceptances, bank certificates of deposit, commercial paper and such other money market instruments as designated by the Company's Board of Directors.

II.  GENERAL FIDUCIARY PRINCIPLES

     In addition to the specific principles enunciated in this Code of Ethics, all access persons shall be governed by the following general fiduciary principles:

     A. The duty at all times to place the interests of Company shareholders ahead of personal interests;

     B. The requirement that all personal securities transactions be conducted consistently with this Code of Ethics and in such a manner as to avoid any actual or potential conflict of interest or any abuse of an individual's position of trust and responsibility; and

     C. The fundamental standard that access persons should not take inappropriate advantage of their positions.

III. EXEMPTED TRANSACTIONS

     The prohibitions of Sections IV and V of this Code of Ethics shall not apply to:

     A. Purchases or sales effected in any account over which the access person has no direct or indirect influence or control;

     B. Purchases or sales of securities which are not eligible for purchase or sale by the Fund;

     C. Purchases or sales which are non-volitional on the part of either the access person or the Fund;

     D. Purchases which are part of an automatic dividend reinvestment plan;

     E. Purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer and sales of such rights so acquired; and

     F. Purchases or sales which receive the prior approval of the President of the Company, after consultation with the Compliance Officer, because (i) they are only remotely harmful to the Fund, its shareholders and the Adviser's other clients; (ii) they would be very unlikely to affect a highly institutional market; or (iii) they clearly are not related economically to the securities to be purchased, sold or held by the Fund.

     The transactions listed above are not exempt from the reporting requirements set forth in Section VI and VII.

IV.  PROHIBITED ACTIVITIES

     A. All securities transactions in which an access person has a direct or indirect beneficial ownership interest will be monitored by the Compliance Officer.

     B. (1) No access person shall purchase or sell, directly or indirectly, any security in which he or she has, or by reason of such transaction acquires, any direct or indirect beneficial ownership interest on any day during which he or she knows or should have known at the time of such purchase or sale, that the Fund has a pending "buy" or "sell" order in that same security on that day until that order is executed or withdrawn.

          (2)  No portfolio manager shall purchase or
          sell, directly or indirectly, any security in which he or she has, or by reason of such transaction acquires, any direct or indirect beneficial ownership on any day within ten
          (10) days before or ten (10) days after the day on which the Fund intends to execute or has executed a trade in that security, if such portfolio manager knows or should have known at the time of such purchase or sale of the Fund's trade or intent to trade.

     Sections IV(C) through IV(H) apply to all access persons, with the exception of the Company's disinterested directors:

     C. No access person shall acquire any securities in an initial public offering without first obtaining approval by the Compliance Officer, including through use of Appendix 5. In considering whether to grant such request, the Compliance Officer shall consider the likelihood of the Fund selling the security within ten
          (10) days after such offering.

     D. No access person shall acquire securities pursuant to a private placement without prior approval from the Company's President after consultation with the Compliance Officer. In determining whether approval should be granted, the following should be considered:

          (1)  whether the investment opportunity
               should be reserved for the Fund and its
               shareholders; and

          2) whether the opportunity is being offered to an individual by virtue of his/her position with the Company.

          In the event approval is granted, the access person must disclose the investment when he/she plays a material role in the Fund's subsequent consideration of an investment in the issuer. In such circumstances, the Fund's decision to purchase securities of the issuer will be subject to an independent review by investment personnel with no personal interest in the issuer.

     E.   [Reserved]

     F. No access person shall receive any gift or other thing of more than de minimis value from any person or entity that does business with or on behalf of the Company. Such prohibition shall not apply to seasonal gifts made generally available to all employees at the Adviser's business office or to meals and/or entertainment provided in the ordinary course of business and consistent in cost with the Adviser's standards for employee expenditures.

     G. No access person shall serve on the board of directors of publicly traded companies, unless the access person receives prior authorization from the Company's Board of Directors based upon a determination that the board service would be consistent with the interests of the Company and its shareholders. In the event the board service is authorized, access persons serving as directors must be isolated from those making investment decisions by a "Chinese wall."

     H. No access person shall acquire any securities on the Restricted List.

V.   POLICY ON SECURITY OWNERSHIP

     In addition to the prohibitions contained in
Section IV hereof, it is the general policy of the Company that no access person shall have any direct or indirect beneficial ownership of any security which is also owned by the Fund unless said access person complies with Section IV(B), or any security which is on the Restricted List. Upon the discovery by the Company or any access person that an access person has direct or indirect beneficial ownership of a security which is on the Restricted List, such access person shall promptly report such fact to the Compliance
Officer, and may be required to divest himself or herself of such ownership if the Compliance Officer determines that any significant conflict of interest or potential conflict of interest exists as a result of such ownership or that such ownership results in a breach of other policies or agreements of the Adviser.
This policy enumerated in this Section V shall not apply to disinterested directors unless the director knows or, in the ordinary course of fulfilling his or her duties as a director, should have known the security was on the Restricted List at the time of acquisition.

VI.  REPORTING - DISINTERESTED DIRECTORS

     The following reporting rules apply to the Company's disinterested directors.

     A. A disinterested director shall, at least on a quarterly basis, report to the Compliance Officer the information described in Section VII(D) of this Code of Ethics even if such disinterested director has no personal securities transactions to report for the reporting period. This report must be filed with the Compliance Officer no later than ten (10) calendar days after the end of the calendar quarter. The date for determining whether the report was received in a timely manner is the date of receipt by the Compliance Officer, which shall be recorded on the form. The form of report that can be used is attached as Appendix 1.

     B. A disinterested director of the Company need only report a specific transaction in a security if such director, at the time of such transaction, knew or, in the ordinary course of fulfilling his or her official duties as a director of the Company, should have known that during the 15-day period immediately preceding or after the date of the transaction in a security, such security is or was (i) purchased or sold by the Fund,
          (ii) such purchase or sale by the Fund is or was considered by the Fund or the Adviser, or (iii) on the Restricted List. Specific reporting of transactions may be accomplished by having duplicate confirmations sent to the Compliance Officer. Attached as Appendix 2 is a form of letter that may be used to request such duplicate confirmation from the respective broker, dealer or bank. It is the responsibility of the disinterested director to make sure his or her duplicate confirmations are in fact received by the Compliance Officer.

     C. Any report filed pursuant to this Section VI may contain a statement that the report shall not be construed as an admission by the disinterested director making such report that he has any direct or indirect beneficial ownership in the security to which the report relates.

     D. Shortly after becoming a disinterested director, each such person shall sign an acknowledgment, attached hereto as Appendix 4, to affirm that they have received and reviewed this Code of Ethics.

     E. All reports and information received by the Compliance Officer shall be held in strict confidence
          (subject to regulatory and fiduciary requirements).

VII. REPORTING - ALL OTHERS

     The following reporting rules apply to all access persons other than the Company's disinterested directors.

     A. All securities transactions in which an access person has a direct or indirect beneficial ownership interest will be monitored by the Compliance Officer. The Compliance Officer's compliance with this Code of Ethics shall be monitored by the Company's President.

     B. Every access person shall, at least on a quarterly basis, report to the Compliance Officer the information described in Section VII(D) of this Code of Ethics with respect to the transactions in any security in which such access person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership in the security; provided, however, that an access person shall not be required to make a report with respect to transactions effected for any account over which such person does not have any direct or indirect influence or control.

     C. Every access person shall report to the Compliance Officer the information described in Section VII(D) of this Code of Ethics even if such access person has no personal securities transactions to report for the reporting period.

     D.   Every report required to be made by Sections
          VII(B) and VII(C) of this Code of Ethics shall be made not later than ten (10) calendar days after the end of the calendar quarter in which the transaction to which the report relates was effected, and shall contain the following information:

          (1)  The date of the transaction, the title
               and the number of shares, and the
               principal amount of each security
               involved;

          (2)  The nature of the transaction (i.e.,
               purchase, sale or any other type of
               acquisition or disposition);

          (3)  The price at which the transaction was
               effected; and

          (4)  The name of the broker, dealer or bank
               with or through whom the
               transaction was effected.

     Individual transaction information reporting obligations may be sent by forwarding a duplicate confirmation to the Compliance Officer. The determination date for timely compliance with this
Section VII(D) is the date the report is received by the Compliance Officer, which date must be recorded on the report. A form which may be used to meet the access person reporting requirement is attached hereto as Appendix 1.

     E. Any report filed pursuant to Section VII(B) or VII(C) of this Code of Ethics may contain a statement that the report shall not be construed as an admission by the person making such report that he has any direct or indirect beneficial ownership in the security to which the report relates.

     F. In addition to the reporting requirements of Sections VII(B), VII(C) and VII(D), every access person shall direct his or her brokers to supply to the Compliance Officer, on a timely basis, duplicate copies of all personal securities transactions and copies of periodic statements for all securities accounts in which such access person has a beneficial ownership interest. Attached hereto as Appendix 2 is a form of letter that may be used to request such documents from the respective broker, dealer, or bank. It is the responsibility of the access person to make sure that his or her broker, dealer of bank does in fact send to the Compliance Officer the duplicate confirmations and the duplicate statements. These forms, confirmations and statements will be maintained in strictest confidence in the files of the Compliance Officer (subject to regulatory and fiduciary requirements).

     G. In addition to the reporting requirements of Sections VII(B), VII(C) and VII(D), every access person shall also disclose to the Compliance Officer all personal securities holdings upon commencement of employment and thereafter on an annual basis. Such disclosures shall be made on the form attached hereto as Appendix 3. Shortly after becoming an access person, each such access person shall sign an acknowledgment, attached hereto as Appendix 4, to affirm that they have received and reviewed this Code of Ethics.

VIII.     ADVANCE CLEARANCE

     The following advance clearance rules apply to all access persons other than the Company's disinterested directors.

     A. Advance clearance is required for all securities transactions in which an access person has or as a result of such transaction will have a beneficial ownership interest, excluding (i) transactions exempt under Sections III(A) and III(C), provided the access person is not advised of the transactions in advance and does not participate in the decision-making related thereto or transactions exempt under Sections III(D) or III(E) and (ii) transactions receiving approval of the Compliance Officer under Section III(F). A form provided for advance clearance is attached hereto as Appendix 5.

     B. Advance clearance requests should be submitted in writing in duplicate to the Compliance Officer who may approve or disapprove such transactions on the grounds of compliance with this Code of Ethics or otherwise. Approval shall only be given when the person giving it has determined that the intended transaction does not fall within any of the prohibitions in this Code of Ethics. One copy of the advance clearance request will be returned to the access person showing approval or disapproval and one copy will be retained by the Compliance Officer.

     C.   The authorization provided by the Compliance
          Officer is effective until the earlier of (i) its revocation, (ii) the close of business on the third trading day after the authorization is granted (for example, if authorization is provided on a Monday, it is effective until the close of business on Thursday), or (iii) the access person learns that the information in the advance clearance request is not accurate. If the order for the securities transaction is not placed within that period, a new advance authorization must be obtained before the transaction is placed. If the transaction is placed but has not been executed within three trading days after the day the authorization is granted (as, for example, in the case of a limit order), no new authorization is necessary unless the person placing the original order amends it in any way.

IX.  COMPLIANCE WITH THE CODE OF ETHICS

     A. All access persons shall certify annually in the form attached hereto as Appendix 6 that:

          (1)  They have read and understand this Code
               of Ethics and recognize that they are
               subject thereto; and

          (2) They have complied with the requirements of this Code of Ethics and disclosed or reported all personal securities transactions required to be disclosed or reported pursuant thereto.

     B. The Compliance Officer and the Company's legal counsel shall prepare a quarterly report to the Company's Board of Directors which shall:

          (1) Summarize existing procedures concerning personal investing and any changes in the procedures made during the past quarter;

          (2)  Identify any violations requiring
               significant remedial action during the
               past quarter; and

          (3)  Identify any recommended changes in
               existing restrictions or procedures
               based upon the Company's experience
               under this Code of Ethics, evolving
               industry practices or developments in
               laws or regulations.

X.   SANCTIONS

     Upon discovering a violation of this Code of Ethics, the Board of Directors of the Company may impose such sanctions as it deems appropriate, including, among other sanctions, a letter of censure or suspension, disgorgement of profits or termination of the employment of the violator.

XI.  OTHER PROCEDURES

     Other policies and procedures of the Adviser relating to securities transactions, including, without limitation, policies relating to insider trading, shall remain in full force and effect and shall not be affected by adoption of this Code of Ethics. To the extent of any inconsistencies between this Code of Ethics and any such other policies, this Code of Ethics shall control.

                                             Appendix 1

THIS REPORT MUST BE SUBMITTED WITHIN 10 DAYS OF QUARTER END

ACCESS PERSON TRANSACTION RECORD for_______________________________
                                                 (Name)
                     FOR QUARTER ENDED_____________________________
                                                 (Date)

I AM REPORTING BELOW ALL TRANSACTIONS REQUIRED TO BE
REPORTED FOR THE QUARTER PURSUANT TO THE CODE OF ETHICS
DATED OCTOBER 28, 1999, AS SUPPLEMENTED BY THE
SUPPLEMENTAL PROCEDURES DATED FEBRUARY 29, 2000.


     _____________________              ___________________________
     (Date)                             (Access Person's Signature)


                              I.  TRANSACTION REPORTING

Check if applicable: (a) [ ]   I had no reportable
                               transactions during this
                               reporting period.
                     (b) [ ]   All transactions
                               required to be reported
                               have been provided to
                               the Compliance Officer
                               through duplicate
                               confirmations and
                               statements.
                     (c) [ ]   The reporting of any
                               transaction below shall not
                               be construed as an admission
                               that I have any direct or
                               indirect beneficial ownership
                               in the subject security.

                         Transactions

Date Security Interest  Maturity  # Shares  Principal  Purchase/  Price Broker
       Name     Rate      Date     or Par     Amount   Sale/Other        Name

____ ________ ________  ________  ________  _________  __________  ____ _____

____ ________ ________  ________  ________  _________  __________  ____ _____

____ ________ ________  ________  ________  _________  __________  ____ _____

____ ________ ________  ________  ________  _________  __________  ____ _____

____ ________ ________  ________  ________  _________  __________  ____ _____

____ ________ ________  ________  ________  _________  __________  ____ _____

____ ________ ________  ________  ________  _________  __________  ____ _____

____ ________ ________  ________  ________  _________  __________  ____ _____
                  (attach additional sheets if necessary)

             II.  ACCOUNT REPORTING

     Securities Accounts Opened During Quarter


     Instruction: The following section must be completed by all Access Persons (other than disinterested directors who need not complete this section if box I(a), on the previous page, is checked).

     [ ] I did not open any securities account with any broker, dealer or bank during the quarter; or
     [ ] I opened a securities account with a broker, dealer or bank during the quarter as indicated below.

       Date Account                     Broker, Dealer or Bank
     Was Established                             Name

     _______________         __________________________________________

     _______________         __________________________________________

     _______________         __________________________________________

     _______________         __________________________________________

     _______________         __________________________________________



     REVIEWED:___________________     _________________________________
                    (Date)                       (Signature)

     FOLLOW-UP ACTION (if any) (attach additional sheet if required)

                                             Appendix 2

        Form of Letter to Broker, Dealer of Bank

                         <Date>

<Broker Name and Address>

     Subject:  Account #_____________________



Dear________________________:

     I am currently affiliated with Bearguard Funds, Inc., a registered investment company, and am an access person of such company. You are requested to send duplicate confirmations of individual transactions as well as duplicate periodic statements for the above-referenced account to Skye Investment Advisors LLC.
Please address the confirmations and statements directly to:

       Compliance Officer
       Skye Investment Advisors LLC
       985 University Avenue, Suite 26
       Los Gatos, California  95032

     Your cooperation is most appreciated. If you have any questions regarding these requests, please contact
_______________________________ of Skye Investment
Advisors LLC at (408) 399-9200 or me.


                                   Sincerely,


                                   <Name of Access Person>


cc:  Tom Burns - Skye Investment Advisors LLC

                                              Appendix 3

              PERSONAL SECURITIES HOLDINGS

     In accordance with Section VII(G) of the Code of Ethics, please provide a list of all securities in which you beneficially own.

(1)  Name of Access Person:                      ____________________________

(2)  If different than (1), name of the person
     in whose name the account is held:          ____________________________

(3)  Relationship of (2) to (1):                 ____________________________

(4)  Broker at which Account is maintained:      ____________________________

(5)  Account Number:                             ____________________________

(6)  Contact person at Broker and phone number:  ____________________________

(7) For each account, attach the most recent account statement listing securities in that account. If you beneficially own securities that are not listed in an attached account statement, list them below:

     Name of Security         Quantity         Value         Custodian

1.___________________________________________________________________________

2.___________________________________________________________________________

3.___________________________________________________________________________

4.___________________________________________________________________________

5.___________________________________________________________________________
                    (Attach separate sheet if necessary)

     I certify that this form and the attached statements (if any) constitute all of the securities in which I beneficially own, including those held in accounts of my immediate family residing in my household.

                                   __________________________________________
                                   Access Person Signature

Dated:_________________            __________________________________________
                                   Print Name

                                             Appendix 4

      ACKNOWLEDGMENT OF RECEIPT OF CODE OF ETHICS


     I acknowledge that I have received and reviewed the Code of Ethics dated October 28, 1999 and represent:

     1. In accordance with Sections VI and VII of the Code of Ethics, I will report all securities transactions in which I have a beneficial interest.

     2. I will comply with the Code of Ethics in all other respects.



                              _______________________________________________
                              Access Person Signature


                              _______________________________________________
                              Print Name


     Dated:______________

                                             Appendix 5

  ADVANCE PERSONAL TRADING CLEARANCE/REVIEW REQUEST

Background:

     The Code of Ethics states that advance clearance is required for all securities transactions in which an access person (other than a disinterested director) has a beneficial ownership interest.

Clearance/Review Request: (form should also be used also to record trading where clearance is not required, so as to document non-clearance requirement)

1.   Name of Access Person:                      ____________________________

2.   If different than (1), name of person
     in whose account the trade will occur:      ____________________________

3.   Relationship of (2) to (1):                 ____________________________

4.   Name of Security:                           ____________________________

5.   Maximum number of shares or units to
     be purchased or sold or amount of bond:     ____________________________

6.   Check if applicable:  Purchase ____   Market Order ____

                           Sale     ____   Limit Order  ____

                                           (Limit Order Price:_____________)

                           Initial Public Offering   ____


To:  Compliance Officer    From:___________________  Date:  /   / Time:______


     I (or the account in which I have a beneficial ownership
interest) intend to purchase/sell the above-named Security
(on date if other than above:      /    /    ).

     I confirm that to the best of my knowledge, the proposed transaction is in compliance with the Code of Ethics.

                              Access Person Signature:_______________________

                              Date:__________________________________________

Compliance Officer Signature and Date:_______________________________________


Original to Compliance Officer
Copy to Access Person

                                             Appendix 6


ANNUAL CERTIFICATION OF COMPLIANCE WITH THE CODE OF ETHICS


     I certify that during the past year:

     1. I have read and I understand the Code of Ethics and I recognize that I am subject thereto.

     2. In accordance with Sections VI and VII of the Code of Ethics, I have reported all reportable securities transactions in which I have a beneficial interest, except to the extent disclosed on an attached schedule.

     3. I have complied with the Code of Ethics in all other respects.



                              _______________________________________________
                              Access Person Signature


                              _______________________________________________
                              Print Name


     Dated:_______________

            STATEMENT OF ADDITIONAL INFORMATION

                  Bearguard Funds, Inc.

                     BEARGUARD FUND

                      P.O. Box 701
             Milwaukee, Wisconsin  53201-0701
                     1-888-288-2880
                  www.bearguardfund.com


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Bearguard Fund (the "Fund"), dated
February 28, 2001.  The Fund is a series of Bearguard
Funds, Inc. (the "Corporation").  A copy of the
Prospectus is available without charge upon request to the above-noted address, toll-free telephone number or website. The Fund's audited financial statements for the year ended October 31, 2000, are incorporated herein by reference to the Fund's Annual Report, which is available without charge upon request to the above-noted address, toll-free telephone number or website.


     Effective January 5, 2001, investors were no longer permitted to purchase shares of the Fund, subject to the following limited exception. Until the proxy statement and proxy were mailed to shareholders, existing shareholders were permitted to continue to reinvest dividends and distributions in additional shares of the Fund. Effective February 28, 2001, this exception is no longer available. The Fund is closed to all investments.





This Statement of Additional Information is dated February 28, 2001.

                       TABLE OF CONTENTS

                                                             Page No.

FUND ORGANIZATION                                                   3

INVESTMENT RESTRICTIONS                                             3

IMPLEMENTATION OF INVESTMENT OBJECTIVES                             4

DIRECTORS AND OFFICERS                                             12

PRINCIPAL SHAREHOLDERS                                             15

CODE OF ETHICS                                                     15

INVESTMENT ADVISER                                                 16

FUND TRANSACTIONS AND BROKERAGE                                    16

CUSTODIAN                                                          17

TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT                       17

ADMINISTRATOR                                                      18

DISTRIBUTOR AND PLAN OF DISTRIBUTION                               18

PURCHASE AND PRICING OF SHARES                                     20

REDEMPTIONS IN KIND                                                21

TAXATION OF THE FUND                                               21

PERFORMANCE INFORMATION                                            21

INDEPENDENT ACCOUNTANTS                                            22

FINANCIAL STATEMENTS                                               22

APPENDIX                                                          A-1

     In deciding whether to invest in the Fund, you should rely on information in this Statement of Additional Information and related Prospectus. The
Fund has not authorized others to provide additional information. The Fund has not authorized the use of this Statement of Additional Information in any state or jurisdiction in which such offering may not legally be made.

               FUND ORGANIZATION

     The Corporation is an open-end, diversified, management investment company, commonly referred to as a mutual fund. The Fund is a series of common stock of the Corporation, a Maryland company incorporated on April 9, 1999. The Corporation is authorized to issue shares of common stock in series and classes. The
Corporation currently offers one series of shares: the Bearguard Fund. The shares of common stock of the Fund are further divided into two classes: Investor Class and Institutional Class. Each share of common stock of each class of shares of the Fund is entitled to one vote, and each share is entitled to participate equally in dividends and capital gain distributions by the respective class of shares and in the assets of the respective class in the event of liquidation. However, each class of shares bears its own expenses, and the Investor Class has exclusive voting rights on matters pertaining to its distribution and shareholder servicing plan.

     No certificates will be issued for shares held in your account. You will, however, have full shareholder rights. Generally, the Corporation will not hold annual shareholders' meetings unless required by the Investment Company Act of 1940, as amended (the "1940
Act"), or Maryland law. Shareholders have certain rights, including the right to call an annual meeting upon a vote of 10% of the Corporation's outstanding shares for the purpose of voting to remove one or more directors or to transact any other business. The 1940
Act requires the Corporation to assist the shareholders in calling such a meeting.

            INVESTMENT RESTRICTIONS

     The investment objective of the Fund is to seek capital appreciation. The following are the Fund's fundamental investment restrictions which cannot be changed without the approval of a majority of the Fund's outstanding voting securities. As used herein, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares of common stock of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares of common stock of the Fund.

The Fund:

1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S.
     government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. May (i) borrow money from banks for temporary or emergency purposes and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940, as amended
     (the "1940 Act"), which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings). If the amount borrowed at any time exceeds 33 1/3% of the Fund's total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed
     33 1/3% of the Fund's total assets. The Fund may also borrow money from other persons to the extent permitted by applicable law.

3. May not issue senior securities, except as permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the
     "Securities Act"), in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.   May not make loans if, as a result, more than 33
     1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

     The following are the Fund's non-fundamental investment policies which may be changed by the Board of Directors without shareholder approval.

The Fund:

1. May engage in short sales of the Fund's securities or maintain a short position if at all times when a short position is open, the Fund (i) owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or (ii) covers such short position as required by the current rules and positions of the Securities and Exchange Commission (the "SEC") or its staff.

2. May not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

3. May not invest more than 5% of its assets in illiquid securities.

4. May not purchase securities of other investment companies except in compliance with the 1940 Act.

5. May not engage in futures or options on futures transactions, which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act (the
     "CEA") and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the CEA), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margins and premiums required to establish such positions, less the amount by which such options positions are in the money (within the meaning of the CEA), do not exceed 5% of the Fund's net assets.

6. May not make any loans, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7. May not purchase securities when bank borrowings exceed 5% of its total assets.

8. May not purchase the securities of any issuer if, as a result, more than 15% of the Fund's total assets would be invested in securities of issuers, the principal business activities of which are in the same industry.

9.   May not purchase the securities of any issuer
     (except securities issued or guaranteed by the U.S.
     government or its agencies or instrumentalities) if, as a result, more than 5% of the Fund's net assets would be invested in securities of that issuer.

     Except for the fundamental investment limitations listed above and the Fund's investment objective, the Fund's other investment policies are not fundamental and may be changed with approval of the Corporation's
Board of Directors. Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

      IMPLEMENTATION OF INVESTMENT OBJECTIVES

     The following information supplements the discussion of the Fund's investment objectives and strategy described in the Prospectus under the captions
"Investment Objective" and "How the Fund Invests."

Debt Securities

     Debt Securities in General.  To collateralize or
"cover" its short positions, the Fund will invest in a wide variety of debt securities, including U.S.
government and corporate notes and bonds. Debt securities are obligations of the issuer to pay interest and repay principal.

     Changes in market interest rates affect the value of debt securities. If interest rates increase, the value of debt securities generally decrease.
Similarly, if interest rates decrease, the value of debt securities generally increase. Shares in the Fund are likely to fluctuate in a similar manner. In general, the longer the remaining maturity of a debt security, the greater it will fluctuate in value based on interest rate changes. Longer-term debt securities generally pay a higher interest rate. The Fund typically invests in short-term debt securities with maturities of less than three years.

     Changes in the credit quality of the issuer also affect the value of debt securities. Lower-rated debt securities generally pay a higher interest rate.
Although the Fund only invests in investment grade debt securities, the value of these securities may decrease due to changes in ratings over time.

     Types of Debt Securities. The Fund may invest in the following types of debt securities:

     * Corporate debt securities, including bonds, debentures and notes;

     *    U.S. government securities;

     * Commercial paper (including variable amount master demand notes); and

     * Bank obligations, such as certificates of deposit, banker's acceptances and time deposits of domestic and foreign banks, domestic savings associations and their subsidiaries and branches (in amounts in excess of the current $100,000 per account insurance coverage provided by the Federal Deposit Insurance Corporation).

     Ratings.  The Fund will generally limit
investments in debt securities to those that are rated at the time of purchase as at least investment grade by at least one national rating organization, such as S&P or Moody's, or, if unrated, are determined to be of equivalent quality by the Adviser. Investment grade debt securities include:

     *    U.S. government securities;

     * Bonds or bank obligations rated in one of the four highest categories (e.g., BBB- or higher by S&P);

     * Short-term notes rated in one of the two highest categories (e.g., SP-2 or higher by S&P); and

     * Commercial paper or short-term bank obligations rated in one of the three highest categories (e.g., A-3 or higher by S&P).

Investment grade debt securities are generally believed to have a lower degree of credit risk. If a security's rating falls below the above criteria, the Adviser will determine what action, if any, should be taken to ensure compliance with the Fund's investment objective and to ensure that the Fund will at no time have 5% or more of its net assets invested in non-investment grade debt securities. Additional information concerning securities ratings is contained in the Appendix.

     Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. These securities may have different levels of government backing. U.S.
Treasury obligations, such as Treasury bills, notes, and bonds are backed by the full faith and credit of the U.S. Treasury. Some U.S. government agency securities are also backed by the full faith and credit of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA). Other
U.S. government securities may be backed by the right of the agency to borrow from the U.S. Treasury, such as securities issued by the Federal Home Loan Bank, or may be backed only by the credit of the agency. The U.S.
government and its agencies and instrumentalities only guarantee the payment of principal and interest and not the market value of the securities. The market value of U.S. government securities will fluctuate based on interest rate changes and other market factors.

     Variable- or Floating-Rate Securities. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure.

     Variable- or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice, in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year.
Some securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

     Variable-rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals.
Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded. There generally is not an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where the obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Fund may invest in them only if the Adviser determines that at the time of investment other obligations are of comparable quality to the other obligations in which the Fund may invest.

     In addition, each variable- and floating-rate obligation must meet the credit quality requirements applicable to all the Fund's investments at the time of purchase. When determining whether such an obligation meets the Fund's credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

Derivative Instruments

     In General. The Fund may invest up to 10% of its net assets in derivative instruments subject to applicable regulatory requirements. Derivative instruments may be used for any lawful purpose consistent with the Fund's investment objective such as hedging or managing risk, but not for speculation.
Derivative instruments are commonly defined to include securities or contracts whose value depend on (or
"derive" from) the value of one or more other assets, such as securities, currencies or commodities. These
"other assets" are commonly referred to as "underlying assets."

     A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts and exchange-traded futures. Option-based derivatives include exchange-traded options on securities and options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

     An option is a contract in which the "holder" (the buyer) pays a certain amount (the "premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

     A forward is a sales contract between a buyer
(holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

     Hedging. The Fund may use derivative instruments to protect against possible adverse changes in the market value of positions in the Fund's portfolio or positions anticipated to be entered into. Derivatives may also be used by the Fund to "lock-in" its realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

     Managing Risk. The Fund may also use derivative instruments to manage the risks of the Fund's portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio investments, managing the effective maturity or duration of debt obligations in the Fund's portfolio, establishing a position in the derivatives markets as a substitute for taking positions, or creating or altering exposure to certain asset classes, such as equity or debt. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way for the Fund to invest.

     Exchange Derivatives. Derivative instruments may be exchange-traded. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally liquid. The exchange clearinghouse is the counterparty of every contract.
Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty.

     Risks and Special Considerations. The use of derivative instruments involves risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

     (1) Market Risk. The primary risk of derivatives is the same as the risk of the underlying assets;
namely, that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses.
Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the Adviser's ability to predict movements of the securities, currencies and commodities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the Adviser's judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives, investment limitations and operating policies. In making such a judgment, the Adviser will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund's entire portfolio and investment objective.

     (2) Credit Risk. The Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses to the Fund. The
Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

     (3)  Correlation Risk.  When a derivative
transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments.
With a perfect hedge, the value of
the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged.
For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

     (4) Liquidity Risk. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. The Fund might be required by applicable regulatory requirement to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties
(i.e., instruments other than purchased options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired, matured or is closed out.
The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio investment at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position.
Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

     (5) Legal Risk. Legal risk is the risk of loss caused by the legal unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

     (6)  Systemic or "Interconnection" Risk.
Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction.

     General Limitations. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures
Trading Commission ("CFTC").

     The Corporation has filed a notice of eligibility for exclusion from the definition of the term
"commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. In accordance with Rule 4.5 of the regulations under the CEA, the notice of eligibility for the Fund includes representations that the Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold other positions in futures contracts and related options that do not qualify as a bona fide hedging position if the aggregate initial margin deposits and premiums required to establish these positions, less the amount by which any such futures contracts and related options positions are "in the money," do not exceed 5% of the Fund's net assets.

     The SEC has identified certain trading practices involving derivative instruments that involve the potential for leveraging the Fund's assets in a manner that raises issues under the 1940 Act. In order to limit the potential for the leveraging of the Fund's assets, as defined under the 1940 Act, the SEC has stated that a Fund may use coverage or the segregation of the Fund's assets. The Fund will also set aside permissible liquid assets in a segregated custodial account if required to do so by SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     In some cases the Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to set aside liquid assets in a segregated account to secure its obligations under the derivative instruments, the Adviser may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the assets set aside in the segregated account (unless another interpretation is specified by applicable regulatory requirements).

     Options. The Fund may use options for any lawful purpose consistent with the Fund's investment objective such as hedging or managing risk but not for speculation. An option is a contract in which the "holder" (the buyer) pays a certain amount (the
"premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer
(in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price (the "strike price" or "exercise price") at or before a certain time
(the "expiration date"). The holder pays the premium at inception and has no further financial obligation.
The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. The Fund may purchase (buy) or write
(sell) put and call options on assets, such as securities, currencies, commodities, and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

     The Fund may purchase (buy) and write (sell) put and call options and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

     The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option;
this is known as a closing purchase transaction.
Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     The Fund may purchase or write exchange-traded options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.

     The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

     The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market in general.

     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

     Futures Contracts. The Fund may use futures contracts for any lawful purpose consistent with the Fund's investment objective such as hedging and managing risk but not for speculation. The Fund may enter into futures contracts, including interest rate, index, and currency futures. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund's hedging may include purchases of futures as an offset against the effect of expected increases in currency exchange rates and securities prices and sales of futures as an offset against the effect of expected declines in currency exchange rates and securities prices.

     To the extent required by regulatory authorities, the Fund may enter into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market, currency, or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place.
An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or the currency or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin," consisting of cash, U.S.
government securities or other liquid, high-grade debt obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transaction, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.
The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain certain liquid securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

     Additional Derivative Instruments and Strategies.
In addition to the derivative instruments and strategies described above, the Adviser expects to discover additional derivative instruments and other hedging or risk management techniques. The Adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations, operating policies and applicable regulatory authorities.

Temporary Strategies

     Prior to investing the proceeds from sales of Fund shares, to meet ordinary daily cash needs or to respond to adverse market, economic, political or other conditions, the Adviser may hold cash and/or invest all or a portion of the Fund's assets in money market instruments, which are short-term fixed income securities issued by private and governmental institutions. Money market instruments include:

     *    Commercial paper;

     *    Short-term U.S. government securities;

     *    Banker's acceptances;

     *    Certificates of deposit;

     *    Time deposits; and

     *    Other short-term fixed income securities.

If these temporary strategies are used for adverse market, economic or political conditions, it is impossible to predict when or for how long the Adviser may employ these strategies for the Fund. To the extent the Fund engages in this temporary strategy, the Fund may not achieve its investment objective.

American Depositary Receipts

     The Fund may take short positions in American
Depositary Receipts ("ADRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.
Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S.
securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. For purposes of the Fund's investment objectives, ADRs are deemed to have the same classification as the underlying securities they represent. Although denominated in U.S. dollars, the market price of ADRs may be affected by currency fluctuations in the currency of the underlying security.

     ADR facilities may be established as either
"unsponsored" or "sponsored." The Fund may take short positions in sponsored ADRs. A sponsored depositary is required to provide shareholder information under its contractual arrangements with the issuer, including reliable financial statements. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

              DIRECTORS AND OFFICERS

     Under the laws of the State of Maryland, the Board of Directors of the Corporation is responsible for managing its business and affairs. The directors and officers of the Corporation, together with information as to their principal business occupations during the last five years, and other information, are shown below. Each director who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk.

                      Position(s) Held  Education and Principal
Name, Address             with the        Business Occupations
   and Age              Corporation       During Past 5 Years

*Paul L. McEntire     Director and      Mr. McEntire graduated
Skye Investment       President         Phi Beta Kappa with a
 Advisors LLC,                          Bachelor of Science
985 University                          degree in mathematics
 Avenue, Suite 26,                      from Stanford University
Los Gatos,                              in 1965.  Mr. McEntire
 California 95032                       received a Masters of
56 years old                            Science in mathematics
                                        from the State
                                        University of New York
                                        at Buffalo in 1972 and a
                                        Ph.D. in Engineering-
                                        Economic Systems from
                                        Stanford University in
                                        1982.  Since 1989,
                                        Mr. McEntire has served
                                        as Chairman and chief
                                        executive officer of
                                        Skye Investments, Inc.,
                                        the predecessor of the
                                        Adviser.  From 1994 to
                                        1997, Mr. McEntire was a
                                        broker with Brookstreet
                                        Securities Corporation
                                        in Irvine, California,
                                        and from 1993 to 1994,
                                        Mr. McEntire was a
                                        broker with PaineWebber,
                                        Inc. in Menlo Park,
                                        California.
                                        Mr. McEntire was
                                        President and chief
                                        executive officer of
                                        Skye Investment
                                        Advisors, Inc. from 1985
                                        to 1988.  Mr. McEntire
                                        has been the Adviser's
                                        Chairman and Managing
                                        Member since 1996.

*Robert E. Larson     Director          Mr. Larson received a
Skye Investment                         Bachelor of Science
 Advisors LLC,                          degree in electrical
985 University                          engineering from the
 Avenue, Suite 26,                      Massachusetts Institute
Los Gatos,                              of Technology in 1960
 California 95032                       and M.S. and Ph.D.
60 years old                            degrees in electrical
                                        engineering from
                                        Stanford University in
                                        1961 and 1964,
                                        respectively.
                                        Mr. Larson has been a
                                        General Partner of
                                        Woodside Fund, a venture
                                        capital fund, since
                                        1983.  Mr. Larson has
                                        been a director of the
                                        Adviser since 1997.

*Robert. W.           Director          Mr. Lishman received a
 Lishman, Jr.                           Bachelor of Arts degree
Skye Investment                         in English from Harvard
 Advisors LLC,                          College in 1969.  In
985 University                          1989, Mr. Lishman
 Avenue, Suite 26,                      founded MCT, a medical
Los Gatos,                              technology company and
 California 95032                       served as its President
54 years old                            until 1994.  Mr. Lishman
                                        was self-employed as an
                                        investment consultant in
                                        1994.  From 1995 to
                                        1997, Mr. Lishman was an
                                        adviser with Oxcal
                                        Partners, an investment
                                        advisory firm in Palo
                                        Alto, California.
                                        Mr. Lishman has been a
                                        director of the Adviser
                                        since 1996.  Mr. Lishman
                                        is also a director of
                                        Wickersham Asset
                                        Management, Imagesmith,
                                        a web site development
                                        firm, and Pantechnicon,
                                        an aviation company, and
                                        is an adviser with
                                        Glenbrook Partners.

Thomas M. Cover       Director          Mr. Cover received a
Durand Building,                        Bachelor of Science
 Room 121,                              degree from the
Stanford, California                    Massachusetts Institute
 94305                                  of Technology in 1960
60 years old                            and M.S. and Ph.D.
                                        degrees from Stanford
                                        University in 1961 and
                                        1964, respectively.  Mr.
                                        Cover, is a Professor
                                        jointly in the
                                        departments of
                                        Electrical Engineering
                                        and Statistics at
                                        Stanford University
                                        since 1964.

Charles D. Feinstein  Director          Mr. Feinstein received
200 Cervantes Road,                     his Ph.D. in Engineering-
Redwood City,                           Economic Systems from
 California 94062                       Stanford University.
52 years old                            Mr. Feinstein, has been
                                        an Associate Professor
                                        at Santa Clara
                                        University since 1983.
                                        Mr. Feinstein is
                                        President of the VMN
                                        Group, a consulting
                                        firm.

David G. Luenberger   Director          Mr. Luenberger has been
813 Tolman Drive,                       a Professor at Stanford
Stanford, California                    University since 1963.
 94305                                  Since 1981
63 years old                            Mr. Luenberger has also
                                        been the President and a
                                        director of Luenberger &
                                        Associates, a consulting
                                        firm.

Edward C. Murphy      Director          Mr. Murphy has been a
P.O. Box 2648                           Senior Internet
Aptos, California                       Consultant for Lutris
 95001                                  Technologies, Inc. since
47 years old                            November of 1999, Vice
                                        President of Sales and
                                        Marketing of Imagesmith
                                        since May 1999.  From
                                        1997 to 1999, Mr. Murphy
                                        was Vice President of
                                        Creative Services of
                                        Dazai Advertising.
                                        Mr. Murphy was Vice
                                        President of Marketing
                                        of Borealis Software, a
                                        company specializing in
                                        sales force automation,
                                        from 1995 to 1997 and of
                                        Live Picture, Inc., a
                                        professional imaging
                                        software firm, from 1992
                                        to 1995.

Thomas F. Burns, Jr.  Secretary and     Mr. Burns, received a
Skye Investment       Treasurer         Bachelor of Science
 Advisors LLC,                          degree in accounting
985 University                          from Quinnipiac College
 Avenue, Suite 26,                      in 1970.  Prior to 1986,
Los Gatos,                              Mr.  Burns worked in
 California 95032                       accounting at a Big Five
55 years old                            public accounting firm
                                        and a Fortune 500
                                        company and as a
                                        financial officer of a
                                        diversified holding
                                        company and Equity Guard
                                        Stock Fund, Inc., a
                                        closed-end investment
                                        company.  From 1986 to
                                        1992, Mr. Burns was
                                        Chief Financial Officer
                                        of Skye Investment
                                        Advisors, Inc. and its
                                        successor firm.  From
                                        1992 to 1997, Mr. Burns
                                        was an independent
                                        financial and business
                                        consultant.  Mr. Burns
                                        has been the Adviser's
                                        Chief Financial Officer
                                        since July 1998.



     As of February 1, 2001, officers and directors of the Corporation owned 22,832 shares of common stock of the Fund. Directors and officers of the Corporation who are also officers, directors, employees or shareholders of the Adviser do not receive any remuneration from the Fund for serving as directors or officers.

     The following table provides information relating to compensation paid to directors of the Corporation for their services as such for the fiscal year ended
October 31, 2000:

                                                     Pension or
                                      Aggregate      Retirement     Total
Name                                Compensation(2)   Benefits   Compensation

Paul L. McEntire                        $  0             $0          $  0

Robert E. Larson                           0              0             0

Robert W. Lishman, Jr.                     0              0             0

Thomas M. Cover                          750              0           750

Charles D. Feinstein                     750              0           750

David G. Luenberger                      750              0           750

Edward C. Murphy                         750              0           750

All directors
 as a group (7 persons)                3,000             $0         3,000

____________________

(1) Each director who is not deemed an "interested person" as defined in the 1940 Act, received $500 for each in-person Board of Directors meeting attended by such person and $250 for each telephonic Board of Directors meeting attended by such person and reasonable expenses incurred in connection therewith.
The Board held four meetings during fiscal 2000.

             PRINCIPAL SHAREHOLDERS

     As of February 1, 2001, the following persons owned of record or are known by the Corporation to own of record or beneficially 5% or more of the outstanding shares of the Fund:

Name and Address                             No. Shares         Percentage

Firstar Bank NA Cust                           15,951             13.9%
Stephen L. Wald IRA
P.O. Box 26
Telluride, CO 81435-0026
Robert D. Brown & Joan N. Brown Tr             12,083             10.5%
Employees Master Retire Trust
1560 Saucon Valley Rd.
Bethlehem, PA 18015-5260
National Investor Services Corp for the        10,183              8.9%
Exclusive Benefit of Our Customers
55 Water St. Fl. 32
New York, NY 10041-3299
Robert W. Lishman Jr.                           8,554              7.5%
198 Carlos Ave.
La Selva Beach, CA  95076-1712
Avacado Grove Limited Partnership               8,266              7.2%
1 Marble Pt
Decatur, IL 62521-9320
H F Langenberg                                  7,014              6.1%
400 Locust St.
Saint Louis, MO 63102-2006
National Financial Svcs Corp                    6,785              5.9%
One World Financial Center
200 Liberty St.
New York, NY 10281-1003
John Lishman                                    6,727              5.9%
1257 Daleview Dr.
Mclean, VA 22102-1538


     The Corporation is not aware of any controlling person beneficially owing 25% or more of the Fund's voting securities.

                 CODE OF ETHICS

     The Corporation and the Adviser have adopted a Code of Ethics (the "Code of Ethics") under Rule 17j-1 of the 1940 Act which governs the personal trading activities of all "Access Persons." Access Persons generally include all directors and officers of the Corporation and the Adviser, as well as certain employees and control persons of the Corporation and the Adviser who have access to information regarding the purchase or sale of securities by the Corporation.
The Code of Ethics is based upon the principle that Access Persons have a fiduciary duty to place the interests of Fund shareholders above their own.

     The Code of Ethics permits Access Persons to buy or sell securities for their own accounts, including securities that may be purchased or held by the Funds, subject to certain exceptions. The Code of Ethics requires all Access persons to complete quarterly transaction reports, acknowledge receipt of the Code of Ethics and certify annually that they have complied with the Code of Ethics. All Access Persons who are not disinterested directors of the Corporation have additional reporting requirements. The Code of Ethics requires Access Persons (other than Access Persons who are disinterested directors of the Corporation) to preclear most securities transactions. The Code of Ethics also places other limitations on the acquisition of securities by Access Persons (other than Access
Persons who are disinterested directors of the Corporation), including a ban on acquiring securities in an initial public offering, restrictions on the purchase of private placement securities and a prohibition from profiting on short-term trading in securities.



               INVESTMENT ADVISER

     Skye Investment Advisors LLC (the "Adviser") is the investment adviser to the Fund. Hambrecht & Quist, a broker-dealer, owns approximately 14.7% of the Adviser and is deemed to "control" the Adviser within the meaning of the 1940 Act. Messrs. McEntire, Larson and Lishman, all of whom are officers and/or directors of the Corporation, together own approximately 25.5% of the Adviser and together are also deemed to "control" the Adviser within the meaning of the 1940 Act.

     The investment advisory agreement between the Corporation and the Adviser dated as of October 28, 1999 (the "Advisory Agreement") has an initial term of two years and thereafter is required to be approved annually by the Board of Directors of the Corporation or by vote of a majority of the Fund's outstanding voting securities. Each annual renewal must also be approved by the vote of a majority of the Corporation's directors who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement was approved by the Board of Directors, including a majority of the disinterested directors on June 3, 1999 and by the initial shareholder of the Fund on October 18, 1999.
The Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Directors of the Corporation, by vote of a majority of the Fund's outstanding voting securities or by the Adviser, and will terminate automatically in the event of its assignment.

     Under the terms of the Advisory Agreement, the Adviser manages the Fund's investments and business affairs, subject to the supervision of the Corporation's Board of Directors. At its expense, the Adviser provides office space and all necessary office facilities, equipment and personnel for managing the investments of the Fund. As compensation for its services, the Fund pays the Adviser an annual management fee of 1.25% of the Fund's average daily net assets attributable to each class of shares. The advisory fee is accrued daily and paid monthly.

     Pursuant to the Advisory Agreement, the Adviser agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the total operating expenses (on an annual basis) do not exceed 2.50% of the Investor Class's average daily net assets and 2.75% of the Institutional
Class's average daily net assets until October 31, 2000. After such date, the Adviser may from time to time voluntarily waive all or a portion of its fee and/or absorb expenses for the Fund. Any waiver of fees or absorption of expenses will be made on a monthly basis and, with respect to the latter, will be paid to the Fund by reduction of the Adviser's fee.
Any such waiver/absorption is subject to later adjustment during the term of the Advisory Agreement to allow the Adviser to recoup amounts waived/absorbed, including initial organization costs of the Fund, provided, however, that, the Adviser shall only be entitled to recoup such amounts for a maximum period of three years from the date such amount was waived or reimbursed. For the fiscal year ended October 31, 2000, the Fund paid the Adviser $0 for its investment advisory services. If the adviser had not agreed to waive a portion of its management fee, the Adviser would have received an additional $14,665 from the Fund for its investment advisory services.

          FUND TRANSACTIONS AND BROKERAGE

     Under the Advisory Agreement, the Adviser, in its capacity as portfolio manager, is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on such transactions and the allocation of portfolio brokerage business. The Adviser seeks to obtain the best execution at the best security price available with respect to each transaction. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.
While the Adviser seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest available commission. The Adviser does not anticipate that brokerage will be allocated based on the sale of the Fund's shares.

     When the Adviser buys or sells the same security for two or more advisory accounts, including the Fund, the Adviser may place concurrent orders with a single broker to be executed as a single, aggregated block in order to facilitate orderly and efficient execution.
Whenever the Adviser does so, each advisory account on whose behalf an order was placed will receive the average price at which the block was executed and will bear a proportionate share of all transaction costs, based on the size of the advisory account's order.
While the Adviser believes combining orders for advisory accounts will, over time, be advantageous to all participants, in particular cases the average price at which the block was executed could be less advantageous to one particular advisory account than if the advisory account had been the only account effecting the transaction or had completed its transaction before the other participants.

     Section 28(e) of the Securities Exchange Act of
1934, as amended ("Section 28(e)"), permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities and the availability of securities or purchasers or sellers of securities;
(b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and
(c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

     In selecting brokers or dealers, the Adviser considers investment and market information and other research, such as economic, securities and performance measurement research provided by such brokers or dealers and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility. Accordingly, the commissions charged by any such broker or dealer may be greater than the amount another firm might charge if the Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker or dealer to the Fund. The
Adviser believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. Such higher commissions will not be paid by the Fund unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts, including the Fund, as to which it exercises investment discretion; (b) such payment is made in compliance with the provisions of
Section 28(e) and other applicable state and federal laws; and (c) in the opinion of the Adviser, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.

     The aggregate amount of brokerage commissions paid by the Fund for the year ended October 31, 2000 was $27,072. For the year ended October 31, 2000, the
Funds did not pay brokerage commissions with respect to transactions for which research services were provided.

     The Adviser places portfolio transactions for other advisory accounts managed by the Adviser.
Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Fund. The Adviser believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) managed by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, the Adviser believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

                   CUSTODIAN

     As custodian of the Fund's assets, Firstar Bank, N.A. ("Firstar Bank"), 777 East Wisconsin Avenue,
Milwaukee, Wisconsin 53202, has custody of all securities and cash of the Fund, delivers and receives payment for portfolio securities sold, receives and pays for portfolio securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Corporation.

     TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     Firstar Mutual Fund Services, LLC ("Firstar")
Third Floor, 615 East Michigan Street, Milwaukee,
Wisconsin, 53202, acts as transfer agent and dividend-disbursing agent for the Fund. Firstar is compensated based on an annual fee per open account of $16.00
(subject to a minimum annual fee of $35,500) plus out-of-pocket expenses, such as postage and printing expenses in connection with shareholder communications.

     From time to time, the Corporation, on behalf of the Fund, directly or indirectly through arrangements with the Adviser, the Distributor (as defined below) or Firstar, may pay amounts to third parties that provide transfer agent type services and other administrative services relating to the Fund to persons who beneficially have interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent type activities, answering inquiries relating to the Fund, transmitting proxy statements, annual reports, updated prospectuses, other communications regarding the Fund and related services as the Fund or beneficial owners may reasonably request. In such cases, the Fund will not pay fees based on the number of beneficial owners at a rate that is greater than the rate the Fund is currently paying
Firstar for providing these services to the Fund's shareholders (i.e., $16.00 per account plus expenses).

                 ADMINISTRATOR

     Pursuant to a Fund Administration Servicing
Agreement and a Fund Accounting Servicing Agreement,
Firstar also performs accounting and certain compliance and tax reporting functions for the Corporation. For these services, Firstar receives from the Corporation out-of-pocket expenses plus the following aggregate annual fees, computed daily and payable monthly, based on the Fund's aggregate average net assets:

                                               Administrative Services Fees

First $200 million of average net assets                            .06 %
Next $500 million of average net assets                             .05 %
Average net assets in excess of $700 million                        .03 %
*Subject to a minimum fee of $55,000.
                                               Accounting Services Fees

First $40 million of average net assets                         $27,500
Next $200 million of average net assets                           .0125 %
Average net assets in excess of $240 million                     .00625 %



     Firstar waived the minimum fee payable by the Fund under the Fund Administration Servicing Agreement from
June, 1, 2000 to October 31, 2000. Firstar also reduced the minimum fee payable by the Fund under the Fund Accounting Servicing Agreement and the Fund
Transfer Agent Servicing Agreement by 50% (i.e., from
$27,500 per year to $13,750 per year for fund accounting fees and from $35,500 per year to $17,750 per year for transfer agency fees) from June 1, 2000 to October 31, 2000. These waivers had the effect of reducing the amount of expenses the Adviser had to reimburse the Fund. They did not have any effect on total operating expenses of the Fund. After October
31, 2000, Firstar may (but is not obligated to)from time to time voluntarily waive a portion of its fee.

     For the year ended October 31, 2000, Firstar received $32,767 from the Fund under the Fund
Administration Servicing Agreement and $27,537 under the Fund Accounting Servicing Agreement . If Firstar had not agreed to waive a portion of its fees, Firstar would have received an additional $22,917 and $7,104 for its fund administration services and fund accounting services, respectively.


       DISTRIBUTOR AND PLAN OF DISTRIBUTION

Distributor

     Under a distribution agreement dated October 28, 1999 (the "Distribution Agreement"), Rafferty Capital
Markets, Inc. (the "Distributor"), 1311 Mamaroneck
Avenue, White Plains, New York 10605, acts as principal distributor of the Fund's shares. The Distribution
Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares, which shares are offered for sale by the Fund continuously at net asset value per share without the imposition of a sales charge. Pursuant to the terms of the Distribution Agreement, the Distributor receives from the Corporation out-of-pocket expenses plus an annual fee equal to the greater of (i) $18,000 or (ii) .01% of the Fund's average net assets, computed daily and payable monthly. All or a portion of the distribution and shareholder servicing fee may be used by the Distributor to pay such expenses with respect to the Investor Class shares under the distribution and shareholder servicing plan discussed below.

Distribution and Shareholder Servicing Plan

     The Corporation, on behalf of the Fund's Investor
Class, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes it to pay the Distributor, in its capacity as the principal distributor of Investor Class shares, or any Recipient
(as defined below) a distribution and shareholder servicing fee of up to 0.25% per annum of the Fund's average daily net assets attributable to the Investor
Class. Under the terms of the 12b-1 Plan, the Corporation or the Distributor may pay all or a portion of this fee to any securities dealer, financial institution or any other person (the "Recipient") who renders assistance in distributing or promoting the sale of Investor Class shares, or who provides certain shareholder services to Investor Class shareholders, pursuant to a written agreement (the "Related
Agreement"). The 12b-1 Plan is a "reimbursement" plan, which means that the fees paid by the Fund are intended as reimbursement for services rendered up to the maximum allowable fee. If more money for services rendered is due than is immediately payable because of the expense limitation under the 12b-1 Plan, the unpaid amount is carried forward from period to period while the 12b-1 Plan is in effect until such time as it may be paid. No interest, carrying or other forward charge will be borne by the Fund with respect to unpaid amounts carried forward. The 12b-1 Plan has the effect of increasing the Investor Class's expenses from what they would otherwise be. The Board of Directors reviews the Fund's distribution and shareholder servicing fee payments in connection with its determination as to the continuance of the 12b-1 Plan.

     The 12b-1 Plan, including forms of Related
Agreements, has been unanimously approved by a majority of the Board of Directors of the Corporation, and of the members of the Board who are not "interested persons" of the Corporation as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or any Related
Agreements (the "Disinterested Directors") voting separately. The 12b-1 Plan, and any Related Agreement which is entered into, will continue in effect from year to year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Corporation's Board of Directors and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the 12b-1
Plan or the Related Agreement, as applicable. In addition, the 12b-1 Plan and any Related Agreement may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the Investor Class, or by vote of a majority of Disinterested Directors (on not more than 60 days' written notice in the case of the Related Agreement only). Payment of the distribution and shareholder servicing fee is to be made monthly. The Distributor and/or Recipients will provide reports or invoices to the Corporation of all amounts payable to them (and the purposes for which the amounts were expended) pursuant to the 12b-1 Plan.

Interests of Certain Persons

     With the exception of the Adviser, in its capacity as the Fund's investment adviser, and the Distributor, in its capacity as principal distributor of Fund shares, no "interested person" of the Fund, as defined in the 1940 Act, and no director of the Fund who is not an "interested person" has or had a direct or indirect financial interest in the 12b-1 Plan or any Related
Agreement.

Anticipated Benefits to the Fund

     The Board of Directors considered various factors in connection with its decision to approve the continuance of the 12b-1 Plan, including: (a) the nature and causes of the circumstances which make continuation of the 12b-1 Plan necessary and appropriate; (b) the way in which the 12b-1 Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the merits of possible alternative plans or pricing structures; (e) the relationship of the 12b-1 Plan to other distribution efforts of the Fund; and (f) the possible benefits of the 12b-1 Plan to any other person relative to those of the Fund.

     Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary duties under relevant state law and the 1940
Act, the Board of Directors determined, in the exercise of its business judgment, that the 12b-1 Plan was reasonably likely to benefit the Investor Class and its shareholders in at least one or several potential ways.
Specifically, the Board concluded that the Distributor and any Recipients operating under Related Agreements would have little or no incentive to incur promotional expenses on behalf of the Investor Class if a 12b-1
Plan were not in place to reimburse them, thus making the adoption of such 12b-1 Plan important to the initial success and thereafter, continued viability of the Investor Class. In addition, the Board determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to Investor Class shareholders, which would, of course, benefit such shareholders. Finally, the continuation of the 12b-1 Plan would help to increase net assets under management in a relatively short amount of time, given the marketing efforts on the part of the Distributor and Recipients to sell Investor Class shares, which should result in certain economies of scale.

     While there is no assurance that the expenditure of Investor Class assets to finance distribution of Investor Class shares will have the anticipated results, the Board of Directors believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution and shareholder servicing expenses of the Investor Class, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the 12b-1 Plan.

Amounts Incurred Under the Plan

     For the year ended October 31, 2000, pursuant to the terms of the 12b-1 Plan, the Fund expensed $200 representing 0.25% per annum of its average daily net assets. Of this amount, $0 was spent on advertising, $0 on printing and mailing prospectuses to other than current shareholders and $0 was spent on compensation to broker-dealers. The Distributor received $0 of the amounts incurred under the 12b-1 Plan with respect to the Fund.

          PURCHASE AND PRICING OF SHARES

               The Fund is Closed

    On December 28, 2000, the Board of Directors of the Bearguard Funds, Inc. unanimously consented, subject to approval by shareholders, to liquidate and dissolve Bearguard Funds, Inc., and its sole series, the Bearguard Fund.

    Effective January 5, 2001, investors were no longer permitted to purchase shares of the Fund, subject to the following limited exception. Until the proxy statement and proxy were mailed to shareholders, existing shareholders were permitted to continue to reinvest dividends and distributions in additional shares of the Fund. Effective February 28, 2001, this exception is no longer available. The Fund is closed to all investments.

Pricing of Shares

     Shares of the Fund are sold on a continual basis at the net asset value per share next computed following receipt of an order in proper form by a dealer, the Distributor or Firstar, the Fund's transfer agent.

     The net asset value per share for each class of shares is determined as of the close of trading
(generally 4:00 p.m. Eastern Standard Time) on each day the New York Stock Exchange (the "NYSE") is open for business. Purchase orders received or shares tendered for redemption on a day the NYSE is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day.
Applications for purchase of shares and requests for redemption of shares received after the close of trading on the NYSE will be valued as of the close of trading on the next day the NYSE is open. The net asset value for each class of shares is calculated by taking the fair value of the Fund's total assets attributable to each class of shares, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.

     In determining the net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded; however, securities traded on a national securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a national securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Fixed income securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of fixed income securities without regard to sale or bid prices when such values are believed to more accurately reflect the fair market value of such securities; otherwise, actual sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Corporation. The Board of Directors may approve the use of pricing services to assist the Fund in the determination of net asset value. Fixed income securities having remaining maturities of 60 days or less when purchased are generally valued by the amortized cost method. Under this method of valuation, a security is initially valued at its acquisition cost and, thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

               REDEMPTIONS IN KIND

     The Fund has filed a Notification under Rule 18f-1 of the 1940 Act, pursuant to which it has agreed to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser amount of (i) $250,000 or (ii) 1% of the net asset value of the class of shares of the Fund being redeemed, valued at the beginning of the election period. The Fund intends also to pay redemption proceeds in excess of such lesser amount in cash, but reserves the right to pay such excess amount in kind, if it is deemed to be in the best interest of the Fund to do so. If you receive an in kind distribution, you will likely incur a brokerage charge on the disposition of investments through a securities dealer.

               TAXATION OF THE FUND

     The Fund intends to qualify annually as a "regulated investment company" under Subchapter M of the Code, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. In the event the Fund fails to qualify as a "regulated investment company," it will be treated as a regular corporation for federal income tax purposes.
Accordingly, the Fund would be subject to federal income taxes and any distributions that it makes would be taxable and non-deductible by the Fund. This would increase the cost of investing in the Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in such securities through the Fund.

             PERFORMANCE INFORMATION

     The Fund's historical performance or return may be shown in the form of various performance figures. The
Fund's performance figures are based upon historical results and are not necessarily representative of future performance. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management.

Total Return

     The average annual total return of the Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1+T)n = ERV

          P      =    a hypothetical initial payment of $1,000.
          T      =    average annual total return.
          n      =    number of years.
          ERV    =    ending redeemable value of a
                      hypothetical $1,000 payment made at
                      the beginning of the stated periods
                      at the end of the stated periods.

Performance for a specific period is calculated by first taking an investment (assumed to be $1,000)
("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period.
The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage.
The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at the net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

     The average annual total return for the
Institutional and Investor Classes for the year ended
October 31, 2000 was (1.50%) and (1.70%), respectively.

Comparisons

     From time to time, in marketing and other Fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations,
Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc.
("Morningstar"), which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star
(lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5 and 10 year periods.
Rankings are not absolute or necessarily predictive of future performance.

     Evaluations of Fund performance made by
independent sources may also be used in advertisements concerning the Fund, including reprints of or selections from, editorials or articles about the Fund.
Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

     The Fund may compare its performance to a wide
variety of indices and measures of inflation including
the Standard & Poor's Index of 500 Stocks, the NASDAQ
Over-the-Counter Composite Index and the Russell 2000
Index.   There are differences and similarities between
the investments that the Fund may purchase for its portfolio and the investments measured by these indices.

            INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 100 East Wisconsin
Avenue, Suite 1500, Milwaukee, Wisconsin 53202, independent accountants for the Fund, audit and report on the Fund's financial statements.

             FINANCIAL STATEMENTS

     The following audited financial statements of the Fund are incorporated herein by reference to the Fund's
Annual Report for the year ended October 31, 2000, as filed with the Securities and Exchange Commission on January 16, 2001:

     (a)  Schedule of Investments as of October 31, 2000;
     (b)  Statement of Assets and Liabilities as of October 31, 2000;
     (c)  Statement of Operations for the fiscal year-ended October 31, 2000;
     (d) Statement of Changes in Net Assets for the fiscal year ended October 31, 2000;
     (e)  Financial Highlights for the fiscal years ended October 31, 2000;
     (f)  Notes to the Financial Statements; and
     (g)  Report of Independent Accountants.

                    APPENDIX

                SHORT-TERM RATINGS

  Standard & Poor's Short-Term Debt Credit Ratings


     A Standard & Poor's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program. It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Credit ratings are based on current information furnished by the obligors or obtained by Standard &
Poor's from other sources it considers reliable.
Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

     Ratings are graded into several categories, ranging from `A-1' for the highest quality obligations to `D' for the lowest. These categories are as follows:

     A-1 A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's.
          The obligor's capacity to meet its financial commitment on the obligation is strong.
          Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2  A short-term obligation rated  `A-2' is
          somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C    A short-term obligation rated `C' is
          currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

     D    A short-term obligation rated `D' is in
          payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard
          & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

           Moody's Short-Term Debt Ratings

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1   Issuers rated `Prime-1' (or supporting
          institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repaying ability will often be evidenced by many of the following characteristics:

          * Leading market positions in well-established industries.

          *    High rates of return on funds employed.

          * Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          * Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          * Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2   Issuers rated `Prime-2' (or supporting
          institutions) have a strong ability for
          repayment of senior short-term debt
          obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.
          Ample alternate liquidity is maintained.

PRIME-3   Issuers rated `Prime-3' (or supporting
          institutions) have an acceptable ability for repayment of senior short-term obligations.
          The effect of industry characteristics and market compositions may be more pronounced.
          Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rated `Not Prime' do not fall within any of the Prime rating categories.

Fitch IBCA International Short-Term Debt Credit Ratings

     Fitch IBCA's international debt credit ratings are applied to the spectrum of corporate, structured and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance and other corporate entities and the securities they issue, as well as municipal and other public finance entities, securities backed by receivables or other financial assets and counterparties. When applied to an entity, these short-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.

     International credit ratings assess the capacity to meet foreign currency or local currency commitments.
Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1  Highest credit quality.  Indicates the
          strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F-3 Fair credit quality. The capacity for timely payment of financial commitments is adequate;
          however, near term adverse changes could result in a reduction to non-investment grade.

     B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

     C    High default risk.  Default is a real
          possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D Default. Denotes actual or imminent payment default.

      Duff & Phelps, Inc. Short-Term Debt Ratings

     Duff & Phelps Credit Ratings' short-term debt ratings are consistent with the rating criteria used by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps Credit
Ratings' short-term debt ratings is the refinement of the traditional `1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps Credit Rating has incorporated gradations of `1+' (one plus) and `1-` (one minus) to assist investors in recognizing those differences.

     These ratings are recognized by the SEC for broker-dealer requirements, specifically capital computation guidelines. These ratings meet Department of Labor
ERISA guidelines governing pension and profit sharing investments. State regulators also recognize the ratings of Duff & Phelps Credit Rating for insurance company investment portfolios.

Rating
Scale:    Definition

          High Grade

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1       Very high certainty of timely payment.
          Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          Good Grade

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound.
          Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          Satisfactory Grade

D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade.
          Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          Non-investment Grade

D-4       Speculative investment characteristics.
          Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          Default

D-5 Issuer failed to meet scheduled principal and/or interest payments.

                LONG-TERM RATINGS

   Standard & Poor's Long-Term Debt Credit Ratings

     A Standard & Poor's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program. It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Credit ratings are based on current information furnished by the obligors or obtained by Standard &
Poor's from other sources it considers reliable.
Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Credit ratings are based, in varying degrees, on the following considerations: (1) likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is EXTREMELY
          STRONG.

     AA An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

     A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.
          However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

     BBB An obligation rated `BBB' exhibits ADEQUATE protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated `BB', `B', `CCC, `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB An obligation rated `BB' is LESS VULNERABLE to nonpayment than other speculative issues.
          However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B An obligation rated `B' is MORE VULNERABLE to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC  An obligation rated `CCC' is CURRENTLY
          VULNERABLE to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
          In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC   An obligation rated `CC' is CURRENTLY HIGHLY
          VULNERABLE to nonpayment.

     C    The `C' rating may be used to cover a
          situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D    An obligation rated `D' is in payment
          default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
          Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or minus (-): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

               Moody's Long-Term Debt Ratings

     Aaa Bonds which are rated `Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated `Aa' are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than Aaa securities.

     A    Bonds which are rated `A' possess many
          favorable investment attributes and are to be considered as upper-medium-grade obligations.
          Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds which are rated `Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).
          Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated `Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated `B' generally lack characteristics of the desirable investment.
          Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa  Bonds which are rated `Caa' are of poor
          standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca   Bonds which are rated `Ca' represent
          obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated `C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from `Aa' through `B.' The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category;
the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

 Fitch IBCA International Long-Term Debt Credit Ratings

     Fitch IBCA's international debt credit ratings are applied to the spectrum of corporate, structured and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance and other corporate entities and the securities they issue, as well as municipal and other public finance entities, securities backed by receivables or other financial assets and counterparties. When applied to an entity, these long-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.

     International credit ratings assess the capacity to meet foreign currency or local currency commitments.
Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

                    Investment Grade

     AAA       Highest credit quality.  `AAA' ratings
               denote the lowest expectation of credit
               risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA        Very high credit quality.  `AA' ratings
               denote a very low expectation of credit
               risk.  They indicate very strong
               capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB       Good credit quality.  `BBB' ratings
               indicate that there is currently a low
               expectation of credit risk.  The
               capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

                    Speculative Grade

     BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time;
               however, business or financial
               alternatives may be available to allow
               financial commitments to be met.

     B         Highly speculative.  `B' ratings
               indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

   CCC, CC, C  High default risk.  Default is a
               real possibility.  Capacity for meeting
               financial commitments is solely reliant
               upon sustained, favorable business or
               economic developments.  A `CC' rating
               indicates that default of some kind
               appears probable.  `C' ratings signal
               imminent default.

DDD, DD and D  Default.  Securities are not
               meeting current obligations and are
               extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

      Duff & Phelps, Inc. Long-Term Debt Ratings

     These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form of the security (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer and the nature of covenant protection.

     The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of `BBB-` and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.
Structured finance issues, including real estate, asset-backed and mortgage-backed financings, use this same rating scale. Duff & Phelps Credit Rating claims paying ability ratings of insurance companies use the same scale with minor modification in the definitions.
Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

Rating
Scale     Definition


AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.


AA+       High credit quality.  Protection factors are
AA        strong.  Risk is modest but may
AA- vary slightly from time to time because of economic conditions.

A+        Protection factors are average but adequate.
A         However, risk factors are more
A- variable and greater in periods of economic stress.


BBB+      Below-average protection factors but still
BBB       considered sufficient for prudent
BBB- investment. Considerable variability in risk during economic cycles.


BB+       Below investment grade but deemed likely to
BB        meet obligations when due.
BB- Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes.
          Overall quality may move up or
          down frequently within this category.


B+        Below investment grade and possessing risk
B         that obligations will not be met
B- when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


CCC       Well below investment grade securities.
          Considerable uncertainty exists as to
          timely payment of principal, interest or preferred dividends.
          Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.


DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.


DP        Preferred stock with dividend arrearages.

                         PART C

                   OTHER INFORMATION


Item 23.  Exhibits

     (a.1)  Registrant's Amended Articles of Incorporation (1)

     (b)    Registrant's By-Laws (2)

     (c)    None

     (d)    Investment Advisory Agreement (1)

     (e)    Distribution Agreement with Rafferty Capital Markets, Inc. (1)

     (f)    None

     (g)    Custodian Servicing Agreement with Firstar Bank Milwaukee, N.A.(1)

     (h.1) Transfer Agent Servicing Agreement with Firstar Mutual Fund Services, LLC(1)

     (h.2) Fund Administration Servicing Agreement with Firstar Mutual Fund Services, LLC(1)

     (h.3) Fund Accounting Servicing Agreement with Firstar Mutual Fund Services, LLC(1)

     (h.4) Fulfillment Servicing Agreement with Firstar Mutual Fund Services, LLC (1)

     (i)    Opinion and Consent of Godfrey & Kahn, S.C.(3)

     (j)    Consent of PricewaterhouseCoopers LLP

     (k)    None

     (l)    Subscription Agreement with Robert W. Lishman, Jr.(3)

     (m)    Rule 12b-1 Distribution and Shareholder Servicing Plan (1)

     (n)    Rule 18f-3 Multi-Class Plan (1)

     (o)    Reserved

     (p)    Code of Ethics
______________

Item 24.  Persons Controlled by or under Common Control with Registrant

          Registrant neither controls any person nor is under common control with any other person.

(1) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 as filed with the Commission on July 23, 1999.

(2) Incorporated by reference to Registrant's Form N-1A as filed with the Commission on April 14, 1999.

(3) Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N1-A as filed with the Commission on October 20, 1999

Item 25.  Indemnification

          Article VI of Registrant's By-Laws provides as follows:

               ARTICLE VI  INDEMNIFICATION

          The Corporation shall indemnify (a) its
     directors and officers, whether serving the Corporation or, at its request, any other entity, to the full extent required or permitted by (i)
     Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the 1940 Act and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.

Item 26.  Business and Other Connections of the Investment Adviser

     Besides serving as investment adviser to private accounts, the Adviser is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Information regarding the business, profession, vocation or employment of a substantial nature of each of the Adviser's directors and officers is hereby incorporated by reference from the information contained under "Directors and Officers" in the SAI.

Item 27.  Principal Underwriters

     (a) The Distributor also acts as distributor for the Badgley Funds, Inc., Kirr, Marbach
          Partners Funds, Inc., The Berkshire Funds,
          Potomac Funds, Emerald Funds, Bremer
          Investment Funds, Inc., IAI Investment Funds,
          Leuthold Funds Inc., Dow Jones Islamic Market
          Index Portfolio, Ingenuity Capital Trust, and
          Texas Capital Value Funds, Inc.

     (b)  The principal business address of Rafferty
          Capital Markets, Inc. ("Rafferty"), the
          Registrant's principal underwriter, is 1311
          Mamaroneck Avenue, White Plains, New York
          10605. The following information relates to each director and officer of Rafferty:

                                 Positions
                                and Offices            Positions and Offices
              Name           With Underwriter             With Registrant

      Thomas A. Mulrooney    President                          None

      Derek Park             Vice President                     None

      Stephen Sprague        Chief Financial Officer            None
                             and Secretary

     (c)  None.

Item 28.  Location of Accounts and Records

     All accounts, books or other documents required to be maintained by Section 31(a) of the Investment
Company Act of 1940, as amended, and the rules promulgated thereunder are in the possession of Skye
Investment Advisors LLC, Registrant's investment adviser, at Registrant's corporate offices, except records held and maintained by Firstar Bank , N.A., 777
East Wisconsin Avenue, Milwaukee, Wisconsin 53202, relating to its function as custodian, and Firstar
Mutual Fund Services, LLC, Third Floor, 615 East
Michigan Street, Milwaukee, Wisconsin, 53202, relating to its function as transfer agent, administrator and fund accountant.

Item 29.  Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings

     None

                     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration
Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Gatos and State of California on the 28th day of February, 2001.

                              BEARGUARD FUNDS, INC. (Registrant)

                              By:/s/ Paul L. McEntire
                                 -----------------------------------
                                 Paul L. McEntire, President

     Each person whose signature appears below constitutes and appoints Paul L. McEntire, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments to this Registration
Statement and to file the same, with all exhibits thereto, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the
Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

         Name                     Title                         Date

/s/ Paul L. McEntire       Director and President         February 26, 2001
-------------------------
Paul L. McEntire           (principal executive officer)


/s/ Thomas F. Burns, Jr.   Treasurer and Secretary        February 26, 2001
-------------------------
Thomas F. Burns, Jr.       (principal financial and
                           accounting officer)


/s/ Robert E. Larson       Director                       February 26, 2001
-------------------------
Robert E. Larson


/s/ Robert W. Lishman, Jr. Director                       February 26, 2001
--------------------------
Robert W. Lishman, Jr.


/s/ Thomas M. Cover        Director                       February 26, 2001
-------------------------
Thomas M. Cover


/s/ Charles D. Feinstein   Director                       February 26, 2001
-------------------------
Charles D. Feinstein


/s/ David G. Luenberger    Director                       February 26, 2001
-------------------------
David G. Luenberger


/s/ Edward C. Murphy       Director                       February 26, 2001
-------------------------
Edward C. Murphy

                    EXHIBIT INDEX


Exhibit No.    Exhibit
(j)            Consent of PricewaterhouseCoopers LLP
(p)            Code of Ethics